UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-05876

LORD ABBETT SERIES FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302
(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary
90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2013

Item 1: Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2013

Investments	Shares (000)	Fair Value
LONG-TERM INVESTMENTS 97.54%

COMMON STOCKS 3.49%

Agency/Government Related 0.01%

Fannie Mae*	36	$47,637

Automakers 0.07%

General Motors Co.*	15	539,550

Banking 0.33%

Fifth Third Bancorp	150	2,706,000

Chemicals 0.29%

Axiall Corp.	16	604,640
Monsanto Co.	17	1,774,290
Total		2,378,930

Computer Hardware 0.09%

Apple, Inc.	2	715,125

Consumer Products 0.17%

Estee Lauder Cos., Inc. (The) Class A	20	1,398,000

Electric: Integrated 0.05%

PPL Corp.	13	391,264

Electronics 0.03%

Broadcom Corp. Class A	10	260,100

Energy: Exploration & Production 0.43%

Concho Resources, Inc.*	15	1,632,150
Kodiak Oil & Gas Corp.*	57	687,420
Whiting Petroleum Corp.*	20	1,197,000
Total		3,516,570

Food: Wholesale 0.04%

Boulder Brands, Inc.*	20	320,800

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2013

Investments	Shares (000)	Fair Value
Health Services 0.10%

Team Health Holdings, Inc.*	22	$834,680

Investments & Miscellaneous Financial Services 0.10%

SPDR S&P 500 ETF Trust	5	840,500

Life Insurance 0.14%

MetLife, Inc.	25	1,173,750

Machinery 0.06%

Generac Holdings, Inc.	12	511,680

Medical Products 0.21%

Theravance, Inc.*	19	774,456
Thermo Fisher Scientific, Inc.	10	921,500
Total		1,695,956

Metals/Mining (Excluding Steel) 0.11%

Precision Castparts Corp.	4	908,960

Multi-Line Insurance 0.09%

Hartford Financial Services Group, Inc.	25	778,000

Pharmaceuticals 0.47%

BioMarin Pharmaceutical, Inc.*	35	2,527,700
Bristol-Myers Squibb Co.	15	694,200
Vertex Pharmaceuticals, Inc.*	9	666,837
Total		3,888,737

Printing & Publishing 0.03%

Tribune Co.*	4	220,815

Real Estate Investment Trusts 0.08%

Camden Property Trust	10	614,400

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2013

Investments	Shares (000)	Fair Value
Software/Services 0.30%

Alliance Data Systems Corp.*	5	$1,057,350
FireEye, Inc.*	1	45,683
Informatica Corp.*	15	584,550
VMware, Inc. Class A*	10	809,000
Total		2,496,583

Specialty Retail 0.09%

Home Depot, Inc. (The)	10	758,500

Support: Services 0.05%

Hertz Global Holdings, Inc.*	20	443,200

Telecommunications Equipment 0.15%

Palo Alto Networks, Inc.*	26	1,191,320

Total Common Stocks (cost $26,508,627)		28,631,057

	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 9.24%

Airlines 0.23%

United Airlines, Inc.	4.50%	1/15/2015	$1,125	1,917,422

Apparel/Textiles 0.19%

Iconix Brand Group, Inc.†	1.50%	3/15/2018	1,300	1,584,375

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Auto Loans 0.20%

Volkswagen International Finance NV (Netherlands)†(a)	5.50%	11/9/2015	EUR	1,100	$1,634,315

Auto Parts & Equipment 0.11%

Meritor, Inc. (Zero Coupon after 2/15/2019)~	4.00%	2/15/2027		$1,000	918,750

Automakers 0.16%

Ford Motor Co.	4.25%	11/15/2016		650	1,287,406

Computer Hardware 0.76%

Intel Corp.	3.25%	8/1/2039		2,200	2,728,011
Micron Technology, Inc.	2.375%	5/1/2032		1,400	2,684,500
SanDisk Corp.	1.50%	8/15/2017		600	796,500
Total					6,209,011

Electronics 0.16%

ON Semiconductor Corp.	2.625%	12/15/2026		1,300	1,313,000

Energy: Exploration & Production 0.47%

Chesapeake Energy Corp.	2.50%	5/15/2037		2,000	1,975,000
Cobalt International Energy, Inc.	2.625%	12/1/2019		1,750	1,852,812
Total					3,827,812

Health Services 0.73%

Brookdale Senior Living, Inc.	2.75%	6/15/2018		2,500	2,945,312
Illumina, Inc.†	0.25%	3/15/2016		1,600	1,830,000
Omnicare, Inc.	3.50%	2/15/2044		1,293	1,234,007
Total					6,009,319

Hotels 0.41%

Host Hotels & Resorts LP†	2.50%	10/15/2029		2,400	3,375,000

Integrated Energy 0.11%

SunPower Corp.†	0.75%	6/1/2018		775	899,891

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Machinery 0.55%

Altra Holdings, Inc.	2.75%	3/1/2031	$1,700	$2,029,375
Chart Industries, Inc.	2.00%	8/1/2018	1,350	2,519,437
Total				4,548,812

Managed Care 0.12%

WellPoint, Inc.†	2.75%	10/15/2042	750	958,594

Media: Diversified 0.24%

Liberty Interactive LLC†	0.75%	3/30/2043	1,750	1,984,063

Medical Products 0.13%

Corsicanto Ltd. (Ireland)(b)	3.50%	1/15/2032	995	1,086,416

Monoline Insurance 0.06%

MGIC Investment Corp.	2.00%	4/1/2020	400	509,750

Oil Field Equipment & Services 0.40%

Hornbeck Offshore Services, Inc.	1.50%	9/1/2019	2,500	3,237,500

Pharmaceuticals 1.35%

ALZA Corp.	Zero Coupon	7/28/2020	1,000	1,196,875
Cubist Pharmaceuticals, Inc.†	1.875%	9/1/2020	550	593,313
Gilead Sciences, Inc.	1.625%	5/1/2016	1,525	4,225,211
Medivation, Inc.	2.625%	4/1/2017	1,500	2,117,812
Mylan, Inc.	3.75%	9/15/2015	1,000	2,903,125
Total				11,036,336

Railroads 0.14%

Trinity Industries, Inc.	3.875%	6/1/2036	950	1,157,219

Real Estate Investment Trusts 0.25%

Boston Properties LP†	3.625%	2/15/2014	1,200	1,233,750
ProLogis LP	3.25%	3/15/2015	725	822,422
Total				2,056,172

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Software/Services 1.74%

Concur Technologies, Inc.†	0.50%	6/15/2018	$450		$546,469
Electronic Arts, Inc.	0.75%	7/15/2016	450		490,781
EMC Corp.	1.75%	12/1/2013	550		879,315
Medidata Solutions, Inc.†	1.00%	8/1/2018	850		949,344
NetSuite, Inc.†	0.25%	6/1/2018	1,500		1,709,062
Nuance Communications, Inc.	2.75%	11/1/2031	750		761,719
Salesforce.com, Inc.	0.75%	1/15/2015	1,100		2,677,125
Shutterfly, Inc.†	0.25%	5/15/2018	605		671,172
Web.com Group, Inc.	1.00%	8/15/2018	1,200		1,368,750
Workday, Inc.†	0.75%	7/15/2018	850		1,002,469
Xilinx, Inc.	2.625%	6/15/2017	2,000		3,255,000
Total					14,311,206

Support: Services 0.30%

priceline.com, Inc.	1.00%	3/15/2018	1,400		1,806,000
priceline.com, Inc.	1.25%	3/15/2015	205		681,478
Total					2,487,478

Telecommunications Equipment 0.36%

Ciena Corp.	4.00%	12/15/2020	700		1,060,500
Nortel Networks Corp. (Canada)(b)(c)	2.125%	4/15/2014	1,900		1,890,500
Total					2,951,000

Telecommunications: Wireless 0.07%

Clearwire Communications LLC/Clearwire Finance, Inc.†	8.25%	12/1/2040	500		556,250

Total Convertible Bonds (cost $66,995,278)					75,857,097

	Dividend Rate		Shares (000)
CONVERTIBLE PREFERRED STOCKS 2.78%

Aerospace/Defense 0.43%

United Technologies Corp.	7.50%		55		3,563,450

Auto Parts & Equipment 0.02%

Cooper-Standard Holdings, Inc. PIK	7.00%		—	(d)	142,643

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2013

Investments	Dividend Rate	Shares (000)		Fair Value
Automakers 0.16%

General Motors Co.	4.75%	26		$1,303,900

Banking 0.20%

Bank of America Corp.	7.25%	1		1,242,000
Wells Fargo & Co.	7.50%	—	(d)	398,128
Total				1,640,128

Electric: Integrated 0.56%

Dominion Resources, Inc.	6.00%	15		801,750
NextEra Energy, Inc.	5.889%	35		1,912,400
PPL Corp.	8.75%	35		1,880,550
Total				4,594,700

Forestry/Paper 0.11%

Weyerhaeuser Co.	6.375%	17		911,256

Investments & Miscellaneous Financial Services 0.60%

AMG Capital Trust II	5.15%	85		4,927,406

Life Insurance 0.12%

MetLife, Inc.	5.00%	35		1,003,100

Metals/Mining (Excluding Steel) 0.17%

Cliffs Natural Resources, Inc.	7.00%	70		1,383,900

Railroads 0.23%

Genesee & Wyoming, Inc.	5.00%	15		1,923,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2013

Investments	Dividend Rate		Shares (000)	Fair Value
Real Estate Investment Trusts 0.12%

Alexandria Real Estate Equities, Inc.	7.00%		40	$1,028,800

Steel Producers/Products 0.03%

ArcelorMittal (Luxembourg)(b)	6.00%		10	214,900

Telecommunications: Integrated/Services 0.03%

Intelsat SA (Luxembourg)(b)	5.75%		4	213,745

Total Convertible Preferred Stocks (cost $21,566,002)				22,851,678

	Interest Rate	Maturity Date	Principal Amount (000)
FLOATING RATE LOANS(e) 3.05%

Chemicals 0.12%

OXEA Finance LLC USD 2nd Lien Term Loan	8.25%	7/15/2020	$1,000	999,375

Diversified Capital Goods 0.15%

Air Distribution Technologies, Inc. 1st Lien Term Loan	5.00%	11/9/2018	993	998,703
Air Distribution Technologies, Inc. 2nd Lien Term Loan	9.25%	5/11/2020	250	255,625
Total				1,254,328

Food & Drug Retailers 0.38%

Albertson’s LLC Term Loan B2	4.75%	3/21/2019	746	746,019
Rite Aid Corp. Tranche 1 Term Loan (2nd Lien)	5.75%	8/21/2020	2,300	2,362,284
Total				3,108,303

Food: Wholesale 0.36%
Diamond Foods, Inc. Revolver	5.50% - 6.25%	2/25/2015	268	262,877
Diamond Foods, Inc. Term Loan	6.25%	2/25/2015	448	446,566
New HB Acquisition LLC Term Loan	6.75%	4/9/2020	2,150	2,210,920
Total				2,920,363

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Facilities 0.10%

Ardent Medical Services, Inc. 2nd Lien Term Loan	11.00%	11/23/2018	$800	$820,000

Health Services 0.24%

CHG Buyer Corp. 1st Lien Term Loan	5.00%	11/19/2019	1,974	1,992,453

Investments & Miscellaneous Financial Services 0.22%

Sedgwick Claims Management Services, Inc. Additional Term Loan B	8.00%	12/12/2018	1,750	1,785,009

Media: Broadcast 0.24%

Clear Channel Communications, Inc. Tranche B Term Loan	3.829%	1/29/2016	1,925	1,818,403
NEP/NCP Holdco, Inc. 2nd Lien Term Loan	9.50%	7/22/2020	143	146,384
Total				1,964,787

Media: Cable 0.18%

Virgin Media Investment Holdings Ltd. USD Term Loan B (United Kingdom)(b)	3.50%	6/8/2020	1,500	1,493,850

Media: Services 0.58%

Affinion Group, Inc. Term Loan B	6.50%	10/10/2016	3,143	3,059,713
Digital Generation, Inc. Initial Term Loan	7.25%	7/26/2018	1,708	1,695,233
Total				4,754,946

Oil Field Equipment & Services 0.24%

Fieldwood Energy LLC 2nd Lien Term Loan	8.375%	10/1/2018	2,000	1,996,880

Software/Services 0.24%

ION Trading Technologies S.A.R.L. 2nd Lien Term Loan (Luxembourg)(b)	8.25%	5/21/2021	300	300,938
SRA International, Inc. Term Loan B	6.50%	7/20/2018	1,663	1,649,782
Total				1,950,720
Total Floating Rate Loans (cost $24,578,598)				25,041,014

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
FOREIGN BONDS(a) 0.20%

Luxembourg 0.11%

Matterhorn Mobile SA†	6.75%	5/15/2019	CHF	525	$624,079
Mobile Challenger Intermediate Group SA PIK†	8.75%	3/15/2019	CHF	300	331,730
Total					955,809

Netherlands 0.09%

Refresco Group BV†	7.375%	5/15/2018	EUR	500	722,368

Total Foreign Bonds (cost $1,605,397)					1,678,177

FOREIGN GOVERNMENT OBLIGATION 0.09%

Bermuda

Bermuda Government† (cost $800,000)	4.138%	1/3/2023		$800	772,000

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 1.24%

Federal National Mortgage Assoc. (cost $10,165,683)	3.50%	7/1/2043		9,935	10,139,324

HIGH YIELD CORPORATE BONDS 77.11%

Aerospace/Defense 1.99%

B/E Aerospace, Inc.	5.25%	4/1/2022		5,500	5,486,250
Bombardier, Inc. (Canada)†(b)	6.125%	1/15/2023		1,250	1,256,250
Esterline Technologies Corp.	7.00%	8/1/2020		550	591,250
GenCorp, Inc.†	7.125%	3/15/2021		2,000	2,105,000
Huntington Ingalls Industries, Inc.	7.125%	3/15/2021		1,500	1,623,750
ManTech International Corp.	7.25%	4/15/2018		1,800	1,921,500
Spirit Aerosystems, Inc.	6.75%	12/15/2020		2,250	2,368,125
Triumph Group, Inc.	4.875%	4/1/2021		1,050	1,015,875
Total					16,368,000

Airlines 0.11%

United Airlines, Inc.	6.636%	7/2/2022		412	428,291
United Continental Holdings, Inc.	6.375%	6/1/2018		275	281,187
US Airways 2013-1 Class B Pass Through Trust	5.375%	11/15/2021		175	166,250
Total					875,728

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2013

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Apparel/Textiles 0.75%

Hanesbrands, Inc.	6.375%	12/15/2020		$600	$649,500
Levi Strauss & Co.	6.875%	5/1/2022		775	825,375
Levi Strauss & Co.	7.625%	5/15/2020		1,000	1,082,500
Perry Ellis International, Inc.	7.875%	4/1/2019		1,800	1,908,000
SIWF Merger Sub, Inc./Springs Industries, Inc.†	6.25%	6/1/2021		525	515,813
William Carter Co. (The)†	5.25%	8/15/2021		850	854,250
Wolverine World Wide, Inc.	6.125%	10/15/2020		350	364,875
Total					6,200,313

Auto Loans 0.45%

Ford Motor Credit Co. LLC	5.00%	5/15/2018		2,000	2,196,102
Ford Motor Credit Co. LLC	5.875%	8/2/2021		1,000	1,113,393
General Motors Financial Co., Inc.†	4.25%	5/15/2023		400	366,500
Total					3,675,995

Auto Parts & Equipment 1.03%

Commercial Vehicle Group, Inc.	7.875%	4/15/2019		1,200	1,206,000
Dana Holding Corp.	5.375%	9/15/2021		2,000	1,975,000
Dana Holding Corp.	6.50%	2/15/2019		2,000	2,135,000
Delphi Corp.	5.00%	2/15/2023		800	830,000
International Automotive Components Group SA (Luxembourg)†(b)	9.125%	6/1/2018		1,000	1,035,000
Stoneridge, Inc.†	9.50%	10/15/2017		475	511,813
Tenneco, Inc.	6.875%	12/15/2020		725	790,250
Total					8,483,063

Automakers 0.32%

Chrysler Group LLC/CG Co-Issuer, Inc.	8.25%	6/15/2021		1,000	1,125,000
Jaguar Land Rover Automotive plc (United Kingdom)†(b)	5.625%	2/1/2023		1,500	1,473,750
Total					2,598,750

Banking 2.01%

Ally Financial, Inc.	8.30%	2/12/2015		1,500	1,620,000
Fifth Third Capital Trust IV	6.50%	4/15/2037		1,300	1,298,375
HBOS plc (United Kingdom)†(b)	6.75%	5/21/2018		1,000	1,116,194
Huntington Bancshares, Inc.	7.00%	12/15/2020		600	711,918
JPMorgan Chase & Co.	1.625%	5/15/2018		1,500	1,454,300
LBG Capital No.1 plc†(f)	8.00%	—	(g)	1,000	1,048,800
Macquarie Group Ltd. (Australia)†(b)	6.00%	1/14/2020		725	788,538

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2013

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Banking (continued)

Nordea Bank AB (Sweden)†(b)	4.25%	9/21/2022		$780	$772,409
People’s United Financial, Inc.	3.65%	12/6/2022		1,390	1,326,891
Regions Bank	6.45%	6/26/2037		1,250	1,311,615
Regions Bank	7.50%	5/15/2018		800	942,892
Royal Bank of Scotland Group plc (The) (United Kingdom)(b)	6.125%	12/15/2022		500	505,469
Royal Bank of Scotland Group plc (The) (United Kingdom)(b)	7.64%	—	(g)	1,500	1,440,000
SVB Financial Group	5.375%	9/15/2020		600	662,272
Synovus Financial Corp.	7.875%	2/15/2019		700	789,250
Wachovia Capital Trust III	5.57%	—	(g)	750	682,500
Washington Mutual Bank(c)	6.875%	6/15/2011		1,250	125
Total					16,471,548

Beverages 0.22%

Constellation Brands, Inc.	4.25%	5/1/2023		2,000	1,840,000

Brokerage 0.20%

Cantor Fitzgerald LP†	7.875%	10/15/2019		400	419,176
Raymond James Financial, Inc.	8.60%	8/15/2019		950	1,201,160
Total					1,620,336

Building & Construction 0.64%

K. Hovnanian Enterprises, Inc.	5.00%	11/1/2021		450	400,500
KB Home	9.10%	9/15/2017		1,000	1,157,500
Lennar Corp.	4.125%	12/1/2018		450	432,000
Lennar Corp.	12.25%	6/1/2017		550	704,000
Ryland Group, Inc. (The)	5.375%	10/1/2022		1,500	1,410,000
Taylor Morrison Communities, Inc./Monarch Communities, Inc.†	5.25%	4/15/2021		1,200	1,122,000
Total					5,226,000

Building Materials 0.74%

Associated Materials LLC/AMH New Finance, Inc.†	9.125%	11/1/2017		250	266,875
Griffon Corp.	7.125%	4/1/2018		425	452,625
HD Supply, Inc.	11.50%	7/15/2020		700	836,500
Interline Brands, Inc. PIK	10.00%	11/15/2018		225	246,938

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Building Materials (continued)

Masco Corp.	7.125%	3/15/2020	$1,250	$1,415,625
Nortek, Inc.	8.50%	4/15/2021	410	447,925
Owens Corning, Inc.	4.20%	12/15/2022	875	855,209
Owens Corning, Inc.	9.00%	6/15/2019	875	1,065,299
RSI Home Products, Inc.†	6.875%	3/1/2018	500	518,750
Total				6,105,746

Chemicals 2.40%

Airgas, Inc.	7.125%	10/1/2018	1,250	1,294,537
Ashland, Inc.	4.75%	8/15/2022	3,000	2,827,500
Axiall Corp.†	4.875%	5/15/2023	1,700	1,617,125
Chemtura Corp.	5.75%	7/15/2021	1,350	1,353,375
Eagle Spinco, Inc.†	4.625%	2/15/2021	2,450	2,361,187
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC	8.875%	2/1/2018	1,000	1,040,000
Huntsman International LLC	8.625%	3/15/2020	1,000	1,105,000
INEOS Finance plc (United Kingdom)†(b)	7.50%	5/1/2020	600	646,500
INEOS Group Holdings SA (Luxembourg)†(b)	6.125%	8/15/2018	250	245,000
LyondellBasell Industries NV (Netherlands)(b)	6.00%	11/15/2021	200	228,639
Methanex Corp. (Canada)(b)	5.25%	3/1/2022	875	909,176
Mosaic Global Holdings, Inc.	7.30%	1/15/2028	1,050	1,236,082
NOVA Chemicals Corp. (Canada)†(b)	5.25%	8/1/2023	500	502,813
Nufarm Australia Ltd. (Australia)†(b)	6.375%	10/15/2019	1,200	1,206,000
PetroLogistics LP/PetroLogistics Finance Corp.†	6.25%	4/1/2020	475	467,875
Phibro Animal Health Corp.†	9.25%	7/1/2018	1,450	1,566,000
Rockwood Specialties Group, Inc.	4.625%	10/15/2020	750	757,500
TPC Group, Inc.†	8.75%	12/15/2020	375	385,313
Total				19,749,622

Computer Hardware 0.17%

Brocade Communications Systems, Inc.	6.875%	1/15/2020	750	813,750
Seagate HDD Cayman	6.875%	5/1/2020	500	550,000
Total				1,363,750

Consumer/Commercial/Lease Financing 2.65%

Air Lease Corp.	5.625%	4/1/2017	2,000	2,140,000
Aircastle Ltd.	6.25%	12/1/2019	700	743,750
CIT Group, Inc.	5.00%	8/15/2022	3,500	3,436,202
Discover Financial Services	3.85%	11/21/2022	500	477,946
International Lease Finance Corp.	6.25%	5/15/2019	1,400	1,477,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Consumer/Commercial/Lease Financing (continued)

International Lease Finance Corp.	8.25%	12/15/2020	$425	$485,563
International Lease Finance Corp.	8.75%	3/15/2017	3,535	4,074,087
Nationstar Mortgage LLC/Nationstar Capital Corp.	6.50%	7/1/2021	2,550	2,454,375
Nationstar Mortgage LLC/Nationstar Capital Corp.	6.50%	6/1/2022	1,550	1,476,375
Nationstar Mortgage LLC/Nationstar Capital Corp.	7.875%	10/1/2020	1,210	1,267,475
Provident Funding Associates LP/PFG Finance Corp.†	6.75%	6/15/2021	1,050	1,060,500
SLM Corp.	5.50%	1/15/2019	625	619,611
SLM Corp.	6.00%	1/25/2017	350	372,750
SLM Corp.	8.45%	6/15/2018	1,500	1,698,750
Total				21,784,384

ConsumerProducts 1.16%

Avon Products, Inc.	4.60%	3/15/2020	1,250	1,298,046
Elizabeth Arden, Inc.	7.375%	3/15/2021	3,300	3,547,500
Prestige Brands, Inc.	8.125%	2/1/2020	325	359,125
Scotts Miracle-Gro Co. (The)	6.625%	12/15/2020	1,475	1,574,563
Spectrum Brands Escrow Corp.†	6.375%	11/15/2020	2,375	2,481,875
Spectrum Brands Escrow Corp.†	6.625%	11/15/2022	225	234,000
Total				9,495,109

Department Stores 0.09%

Bon-Ton Department Stores, Inc. (The)	8.00%	6/15/2021	750	705,000

Diversified Capital Goods 1.37%

Actuant Corp.	5.625%	6/15/2022	525	527,625
Amsted Industries, Inc.†	8.125%	3/15/2018	875	931,875
Anixter, Inc.	5.625%	5/1/2019	925	957,375
Belden, Inc.†	5.50%	9/1/2022	1,500	1,455,000
Constellation Enterprises LLC†	10.625%	2/1/2016	925	790,875
Mueller Water Products, Inc.	7.375%	6/1/2017	475	489,250
Park-Ohio Industries, Inc.	8.125%	4/1/2021	800	876,000
Silver II Borrower/Silver II US Holdings LLC (Luxembourg)†(b)	7.75%	12/15/2020	2,000	2,065,000
SPX Corp.	6.875%	9/1/2017	1,300	1,449,500
Unifrax I LLC/Unifrax Holding Co.†	7.50%	2/15/2019	575	577,875
Valmont Industries, Inc.	6.625%	4/20/2020	1,000	1,152,215
Total				11,272,590

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Generation 1.02%

Calpine Corp.†	7.875%	7/31/2020	$1,225	$1,326,062
DPL, Inc.	7.25%	10/15/2021	2,000	2,055,000
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc. PIK†	11.25%	12/1/2018	1,060	704,826
Mirant Americas Generation LLC	9.125%	5/1/2031	875	923,125
NRG Energy, Inc.	7.625%	1/15/2018	1,500	1,668,750
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%	12/15/2025	1,600	1,688,000
Total				8,365,763

Electric: Integrated 0.80%

AES Corp. (The)	4.875%	5/15/2023	950	893,000
AES Corp. (The)	8.00%	10/15/2017	1,000	1,155,000
Commonwealth Edison Co.	5.80%	3/15/2018	1,900	2,217,864
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	1,000	1,154,689
National Fuel Gas Co.	6.50%	4/15/2018	1,000	1,157,657
Total				6,578,210

Electronics 1.12%

Advanced Micro Devices, Inc.	7.75%	8/1/2020	1,000	983,750
Artesyn Escrow, Inc.†(h)	9.75%	10/15/2020	900	909,567
CPI International, Inc.	8.00%	2/15/2018	1,950	2,018,250
Freescale Semiconductor, Inc.†	9.25%	4/15/2018	1,500	1,631,250
Freescale Semiconductor, Inc.	10.75%	8/1/2020	2,150	2,402,625
Magnachip Semiconductor Corp. (South Korea)†(b)	6.625%	7/15/2021	625	620,312
Sensata Technologies BV (Netherlands)†(b)	6.50%	5/15/2019	550	594,000
Total				9,159,754

Energy: Exploration & Production 8.24%

Antero Resources Finance Corp.	7.25%	8/1/2019	1,000	1,060,000
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp.†	7.75%	1/15/2021	1,900	1,776,500
Berry Petroleum Co.	6.375%	9/15/2022	500	505,000
Berry Petroleum Co.	6.75%	11/1/2020	2,450	2,505,125

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy: Exploration & Production (continued)

BreitBurn Energy Partners LP/BreitBurn Finance Corp.	7.875%	4/15/2022	$1,700	$1,704,250
Chaparral Energy, Inc.	7.625%	11/15/2022	800	816,000
Chaparral Energy, Inc.	8.25%	9/1/2021	2,975	3,153,500
Concho Resources, Inc.	5.50%	4/1/2023	3,300	3,275,250
Concho Resources, Inc.	7.00%	1/15/2021	1,550	1,705,000
Continental Resources, Inc.	4.50%	4/15/2023	800	789,000
Continental Resources, Inc.	7.375%	10/1/2020	650	724,750
Continental Resources, Inc.	8.25%	10/1/2019	500	552,500
CrownRock LP/CrownRock Finance, Inc.†	7.125%	4/15/2021	1,500	1,477,500
Diamondback Energy, Inc.†	7.625%	10/1/2021	1,000	1,022,500
Energy XXI Gulf Coast, Inc.	7.75%	6/15/2019	4,000	4,180,000
Forest Oil Corp.	7.25%	6/15/2019	1,000	1,005,000
Halcon Resources Corp.	8.875%	5/15/2021	500	515,000
Halcon Resources Corp.	9.75%	7/15/2020	1,500	1,593,750
Kerr-McGee Corp.	6.95%	7/1/2024	1,600	1,876,837
Kodiak Oil & Gas Corp.†	5.50%	1/15/2021	1,500	1,481,250
Kodiak Oil & Gas Corp.	8.125%	12/1/2019	1,850	2,030,375
Laredo Petroleum, Inc.	7.375%	5/1/2022	600	639,000
Legacy Reserves LP/Finance Corp.†	6.625%	12/1/2021	800	752,000
Legacy Reserves LP/Finance Corp.†	8.00%	12/1/2020	1,700	1,725,500
LINN Energy LLC/LINN Energy Finance Corp.	7.75%	2/1/2021	1,000	1,010,000
MEG Energy Corp. (Canada)†(b)	6.375%	1/30/2023	750	738,750
MEG Energy Corp. (Canada)†(b)	6.50%	3/15/2021	1,900	1,923,750
Newfield Exploration Co.	5.625%	7/1/2024	3,750	3,646,875
Oasis Petroleum, Inc.	6.50%	11/1/2021	1,000	1,060,000
Oasis Petroleum, Inc.	7.25%	2/1/2019	1,750	1,863,750
Pacific Rubiales Energy Corp. (Canada)†(b)	5.125%	3/28/2023	875	788,594
PDC Energy, Inc.	7.75%	10/15/2022	1,100	1,171,500
Plains Exploration & Production Co.	6.50%	11/15/2020	2,250	2,416,709
Plains Exploration & Production Co.	6.875%	2/15/2023	600	646,500
QEP Resources, Inc.	6.80%	3/1/2020	400	429,000
QEP Resources, Inc.	6.875%	3/1/2021	400	427,000
Range Resources Corp.	5.00%	3/15/2023	1,300	1,254,500
Range Resources Corp.	8.00%	5/15/2019	1,000	1,078,750
Seadrill Ltd.†	6.125%	9/15/2020	2,000	1,972,500
SM Energy Co.	6.50%	11/15/2021	1,000	1,045,000
SM Energy Co.	6.50%	1/1/2023	350	358,750
SM Energy Co.	6.625%	2/15/2019	2,143	2,239,435
Stone Energy Corp.	7.50%	11/15/2022	2,750	2,901,250
W&T Offshore, Inc.	8.50%	6/15/2019	1,475	1,570,875
WPX Energy, Inc.	6.00%	1/15/2022	2,250	2,292,187
Total				67,701,262

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Environmental 0.27%

ADS Waste Holdings, Inc.†	8.25%	10/1/2020	$1,000	$1,060,000
Clean Harbors, Inc.	5.25%	8/1/2020	1,200	1,194,000
Total				2,254,000

Food & Drug Retailers 1.08%

Cencosud SA (Chile)†(b)	4.875%	1/20/2023	450	428,279
New Albertson’s, Inc.	7.45%	8/1/2029	500	403,750
New Albertson’s, Inc.	7.75%	6/15/2026	500	410,000
Rite Aid Corp.†	6.875%	12/15/2028	600	571,500
Rite Aid Corp.	7.70%	2/15/2027	3,000	3,090,000
Tops Holding Corp./Tops Markets LLC†	8.875%	12/15/2017	3,000	3,300,000
Tops Holding II Corp. PIK†	8.75%	6/15/2018	625	639,844
Total				8,843,373

Food: Wholesale 1.89%

B&G Foods, Inc.	4.625%	6/1/2021	2,000	1,915,000
BRF SA (Brazil)†(b)	3.95%	5/22/2023	750	646,875
Bumble Bee Holdco SCA PIK (Luxembourg)†(b)	9.625%	3/15/2018	400	418,000
Del Monte Corp.	7.625%	2/15/2019	1,500	1,563,750
Hawk Acquisition Sub, Inc.†	4.25%	10/15/2020	2,200	2,103,750
Ingredion, Inc.	4.625%	11/1/2020	525	556,922
Land O’Lakes, Inc.†	6.00%	11/15/2022	850	871,250
Michael Foods Holding, Inc. PIK†	8.50%	7/15/2018	400	416,000
Post Holdings, Inc.†	7.375%	2/15/2022	250	264,063
Post Holdings, Inc.	7.375%	2/15/2022	1,500	1,584,375
Shearer’s Foods LLC/Chip Finance Corp.†	9.00%	11/1/2019	1,000	1,050,000
Smithfield Foods, Inc.	6.625%	8/15/2022	400	413,500
US Foods, Inc.	8.50%	6/30/2019	2,250	2,382,187
Viterra, Inc. (Canada)†(b)	5.95%	8/1/2020	1,150	1,202,824
Wells Enterprises, Inc.†	6.75%	2/1/2020	150	153,375
Total				15,541,871

Forestry/Paper 0.34%

Louisiana-Pacific Corp.	7.50%	6/1/2020	650	707,687
Millar Western Forest Products Ltd. (Canada)(b)	8.50%	4/1/2021	700	710,500
Rock-Tenn Co.	3.50%	3/1/2020	600	594,131
Rock-Tenn Co.	4.90%	3/1/2022	300	310,605
Weyerhaeuser Co.	7.375%	10/1/2019	375	457,847
Total				2,780,770

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gaming 2.19%

CCM Merger, Inc.†	9.125%	5/1/2019	$1,750	$1,833,125
Downstream Development Authority of the Quapaw Tribe of Oklahoma†	10.50%	7/1/2019	610	603,900
Graton Economic Development Authority†	9.625%	9/1/2019	1,750	1,933,750
MCE Finance Ltd.†	5.00%	2/15/2021	1,750	1,684,375
Mohegan Tribal Gaming Authority†	9.75%	9/1/2021	800	840,000
Mohegan Tribal Gaming Authority†	11.50%	11/1/2017	1,500	1,702,500
MTR Gaming Group, Inc.	11.50%	8/1/2019	725	799,312
Peninsula Gaming LLC/Peninsula Gaming Corp.†	8.375%	2/15/2018	1,250	1,356,250
Pinnacle Entertainment, Inc.	7.75%	4/1/2022	750	793,125
PNK Finance Corp.†	6.375%	8/1/2021	1,400	1,435,000
River Rock Entertainment Authority (The)	9.00%	11/1/2018	754	614,510
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	9.50%	6/15/2019	1,108	1,213,260
Snoqualmie Entertainment Authority†	9.125%	2/1/2015	1,296	1,298,430
Sugarhouse HSP Gaming Prop. Mezz. LP/Sugarhouse HSP Gaming Finance Corp.†	6.375%	6/1/2021	2,000	1,920,000
Total				18,027,537

Gas Distribution 2.19%

Access Midstream Partners LP/ACMP Finance Corp.	6.125%	7/15/2022	500	516,250
Energy Transfer Partners LP	5.20%	2/1/2022	250	263,258
Ferrellgas LP/Ferrellgas Finance Corp.	6.50%	5/1/2021	675	676,687
Ferrellgas Partners LP	8.625%	6/15/2020	423	440,978
Florida Gas Transmission Co. LLC†	7.90%	5/15/2019	300	374,313
Hiland Partners LP/Hiland Partners Finance Corp.†	7.25%	10/1/2020	1,441	1,509,447
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	1,400	1,473,275
Inergy Midstream LP/NRGM Finance Corp.†	6.00%	12/15/2020	300	299,250
Kinder Morgan Finance Co. LLC†	6.00%	1/15/2018	1,250	1,361,891
LBC Tank Terminals Holding Netherlands BV (Belgium)†(b)	6.875%	5/15/2023	800	808,000
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.	5.50%	2/15/2023	1,150	1,158,625
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.	6.25%	6/15/2022	260	274,950
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.	6.75%	11/1/2020	900	976,500
Martin Midstream Partners LP/Martin Midstream Finance Corp.	7.25%	2/15/2021	450	457,313
Panhandle Eastern Pipeline Co. LP	7.00%	6/15/2018	460	538,212
Panhandle Eastern Pipeline Co. LP	8.125%	6/1/2019	600	728,814
Regency Energy Partners LP/Regency Energy Finance Corp.†	4.50%	11/1/2023	525	477,750
Regency Energy Partners LP/Regency Energy Finance Corp.	5.50%	4/15/2023	525	506,625
Sabine Pass Liquefaction LLC†	5.625%	2/1/2021	950	934,562
Suburban Propane Partners LP/Suburban Energy Finance Corp.	7.375%	8/1/2021	957	1,028,775
Tennessee Gas Pipeline Co.	7.50%	4/1/2017	975	1,156,751
Tesoro Logistics LP/Tesoro Logistics Finance Corp.	5.875%	10/1/2020	675	676,687
Tesoro Logistics LP/Tesoro Logistics Finance Corp.	6.125%	10/15/2021	1,300	1,313,000
Total				17,951,913

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Facilities 3.81%

Amsurg Corp.	5.625%	11/30/2020	$2,325	$2,336,625
Capella Healthcare, Inc.	9.25%	7/1/2017	2,250	2,413,125
CHS/Community Health Systems, Inc.	8.00%	11/15/2019	7,250	7,639,687
DaVita, Inc.	5.75%	8/15/2022	1,750	1,739,062
HCA Holdings, Inc.	6.25%	2/15/2021	1,250	1,273,438
HCA Holdings, Inc.	7.75%	5/15/2021	3,000	3,198,750
HCA, Inc.	6.50%	2/15/2020	500	543,125
HCA, Inc.	7.50%	2/15/2022	2,250	2,475,000
HCA, Inc.	7.69%	6/15/2025	608	625,480
HealthSouth Corp.	8.125%	2/15/2020	1,600	1,750,000
Omega Healthcare Investors, Inc.	6.75%	10/15/2022	475	513,000
Omega Healthcare Investors, Inc.	7.50%	2/15/2020	425	464,313
Tenet Healthcare Corp.†	8.125%	4/1/2022	4,000	4,185,000
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.	8.00%	2/1/2018	2,000	2,120,000
Total				31,276,605

Health Services 0.37%

Service Corp. International†	5.375%	1/15/2022	390	372,938
STHI Holding Corp.†	8.00%	3/15/2018	1,000	1,082,500
Truven Health Analytics, Inc.	10.625%	6/1/2020	1,450	1,587,750
Total				3,043,188

Hotels 0.62%

Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.†(h)	5.625%	10/15/2021	1,350	1,355,906
Host Hotels & Resorts LP	5.25%	3/15/2022	370	384,689
Playa Resorts Holding BV (Netherlands)†(b)	8.00%	8/15/2020	1,200	1,272,000
RHP Hotel Properties LP/RHP Finance Corp.†	5.00%	4/15/2021	800	754,000
Starwood Hotels & Resorts Worldwide, Inc.	6.75%	5/15/2018	1,100	1,299,205
Total				5,065,800

Household & Leisure Products 0.19%

Serta Simmons Holdings LLC†	8.125%	10/1/2020	1,500	1,586,250

Insurance Brokerage 0.50%

A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC†	7.875%	12/15/2020	850	871,250
HUB International Ltd.†	8.125%	10/15/2018	1,550	1,734,063
Trinity Acquisition plc (United Kingdom)(b)	4.625%	8/15/2023	800	791,394
Willis North America, Inc.	7.00%	9/29/2019	600	701,114
Total				4,097,821

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Integrated Energy 0.41%

Alta Wind Holdings LLC†	7.00%	6/30/2035	$565	$602,716
LUKOIL International Finance BV (Netherlands)†(b)	6.656%	6/7/2022	525	569,625
Rosneft Oil Co via Rosneft International Finance Ltd. (Ireland)†(b)	4.199%	3/6/2022	2,350	2,173,750
Total				3,346,091

Investments & Miscellaneous Financial Services 1.09%

FMR LLC†	5.35%	11/15/2021	800	867,424
KKR Group Finance Co.†	6.375%	9/29/2020	700	796,275
Legg Mason, Inc.	5.50%	5/21/2019	1,000	1,090,483
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.625%	3/15/2020	300	308,250
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.875%	3/15/2022	2,250	2,272,500
Nuveen Investments, Inc.†	9.125%	10/15/2017	2,200	2,172,500
Nuveen Investments, Inc.†	9.50%	10/15/2020	1,500	1,473,750
Total				8,981,182

Leisure 0.44%

Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.†	5.25%	3/15/2021	1,250	1,198,437
MU Finance plc (United Kingdom)†(b)	8.375%	2/1/2017	788	838,876
Royal Caribbean Cruises Ltd.	5.25%	11/15/2022	775	755,625
Speedway Motorsports, Inc.	6.75%	2/1/2019	800	854,000
Total				3,646,938

Life Insurance 0.14%

American Equity Investment Life Holding Co.	6.625%	7/15/2021	1,125	1,170,000

Machinery 1.28%

Cleaver-Brooks, Inc.†	8.75%	12/15/2019	825	894,094
Flowserve Corp.	3.50%	9/15/2022	885	837,122
Gardner Denver, Inc.†	6.875%	8/15/2021	1,500	1,488,750
Manitowoc Co., Inc. (The)	5.875%	10/15/2022	1,000	985,000
Manitowoc Co., Inc. (The)	8.50%	11/1/2020	2,250	2,514,375
Mcron Finance Sub LLC/Mcron Finance Corp.†	8.375%	5/15/2019	2,000	2,195,000
Milacron LLC/Mcron Finance Corp.†	7.75%	2/15/2021	500	518,750
Steelcase, Inc.	6.375%	2/15/2021	1,000	1,114,244
Total				10,547,335

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Managed Care 0.18%

Centene Corp.	5.75%	6/1/2017	$1,400	$1,484,000

Media: Broadcast 0.99%

AMC Networks, Inc.	4.75%	12/15/2022	1,350	1,269,000
AMC Networks, Inc.	7.75%	7/15/2021	2,200	2,458,500
Clear Channel Communications, Inc.	4.90%	5/15/2015	1,000	942,500
Clear Channel Communications, Inc.	9.00%	12/15/2019	1,250	1,231,250
Clear Channel Communications, Inc.	11.25%	3/1/2021	1,600	1,660,000
LIN Television Corp.	8.375%	4/15/2018	500	535,000
Total				8,096,250

Media: Cable 3.43%

Cablevision Systems Corp.	5.875%	9/15/2022	3,000	2,955,000
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.25%	3/15/2021	750	723,750
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.75%	9/1/2023	3,250	3,095,625
CCO Holdings LLC/CCO Holdings Capital Corp.	6.625%	1/31/2022	650	663,000
CCO Holdings LLC/CCO Holdings Capital Corp.	8.125%	4/30/2020	1,325	1,447,563
CSC Holdings LLC	8.625%	2/15/2019	1,100	1,281,500
DISH DBS Corp.	4.25%	4/1/2018	425	427,656
DISH DBS Corp.	5.125%	5/1/2020	2,325	2,313,375
DISH DBS Corp.	5.875%	7/15/2022	1,275	1,262,250
DISH DBS Corp.	6.75%	6/1/2021	1,225	1,293,906
Harron Communications LP/Harron Finance Corp.†	9.125%	4/1/2020	800	884,000
Mediacom Broadband LLC/Mediacom Broadband Corp.	6.375%	4/1/2023	3,000	3,015,000
Mediacom Communications Corp.	9.125%	8/15/2019	1,975	2,167,562
Nara Cable Funding Ltd. (Ireland)†(b)	8.875%	12/1/2018	750	795,000
Ono Finance II plc (Ireland)†(b)	10.875%	7/15/2019	525	561,750
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany)†(b)	5.50%	1/15/2023	1,725	1,643,063
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany)†(b)	7.50%	3/15/2019	325	352,625

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Media: Cable (continued)

UPCB Finance V Ltd.†	7.25%	11/15/2021		$1,150	$1,259,250
Virgin Media Finance plc (United Kingdom)(b)	8.375%	10/15/2019		750	815,625
Virgin Media Secured Finance plc (United Kingdom)†(b)	5.375%	4/15/2021		1,270	1,244,600
Total					28,202,100

Media: Diversified 0.30%

Netflix, Inc.†	5.375%	2/1/2021		2,500	2,493,750

Media: Services 0.68%

Affinion Group, Inc.	11.50%	10/15/2015		2,000	1,750,000
Griffey Intermediate, Inc./Griffey Finance Sub LLC†	7.00%	10/15/2020		1,400	1,064,000
Southern Graphics, Inc.†	8.375%	10/15/2020		1,200	1,248,000
WMG Acquisition Corp.	11.50%	10/1/2018		1,300	1,504,750
Total					5,566,750

Medical Products 1.04%

Biomet, Inc.	6.50%	8/1/2020		3,500	3,631,250
Grifols, Inc.	8.25%	2/1/2018		750	809,062
Hologic, Inc.	6.25%	8/1/2020		750	784,687
Kinetic Concepts, Inc./KCI USA, Inc.	10.50%	11/1/2018		650	720,688
Mallinckrodt International Finance SA†	4.75%	4/15/2023		550	523,927
Polymer Group, Inc.	7.75%	2/1/2019		1,000	1,073,750
Thermo Fisher Scientific, Inc.	3.60%	8/15/2021		1,000	985,659
Total					8,529,023

Metals/Mining (Excluding Steel) 0.84%

Allied Nevada Gold Corp.†(a)	8.75%	6/1/2019	CAD	535	373,962
American Rock Salt Co. LLC/American Rock Capital Corp.†	8.25%	5/1/2018		$1,500	1,455,000
Arch Coal, Inc.	7.25%	6/15/2021		1,000	762,500
Boart Longyear Management Pty Ltd. (Australia)†(b)	7.00%	4/1/2021		500	375,000
FMG Resources (August 2006) Pty Ltd. (Australia)†(b)	8.25%	11/1/2019		2,500	2,706,250
Mirabela Nickel Ltd. (Australia)†(b)	8.75%	4/15/2018		1,175	487,625
Teck Resources Ltd. (Canada)(b)	4.75%	1/15/2022		700	703,657
Total					6,863,994

Monoline Insurance 0.14%

Fidelity National Financial, Inc.	6.60%	5/15/2017		1,000	1,116,486

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil Field Equipment & Services 1.38%

BakerCorp International, Inc.	8.25%	6/1/2019	$326	$326,000
Dresser-Rand Group, Inc.	6.50%	5/1/2021	1,250	1,331,250
FMC Technologies, Inc.	3.45%	10/1/2022	750	720,618
Gulfmark Offshore, Inc.	6.375%	3/15/2022	1,365	1,371,825
Hornbeck Offshore Services, Inc.	5.875%	4/1/2020	3,000	3,045,000
Key Energy Services, Inc.	6.75%	3/1/2021	400	398,000
Offshore Group Investment Ltd.	7.125%	4/1/2023	575	563,500
Oil States International, Inc.	6.50%	6/1/2019	1,150	1,224,750
Precision Drilling Corp. (Canada)(b)	6.50%	12/15/2021	250	262,500
SEACOR Holdings, Inc.	7.375%	10/1/2019	1,000	1,050,207
SESI LLC	6.375%	5/1/2019	500	531,250
Trinidad Drilling Ltd. (Canada)†(b)	7.875%	1/15/2019	450	477,000
Total				11,301,900

Oil Refining & Marketing 0.36%

Tesoro Corp.	5.375%	10/1/2022	1,750	1,680,000
Tesoro Corp.	9.75%	6/1/2019	1,200	1,317,000
Total				2,997,000

Packaging 2.75%

AEP Industries, Inc.	8.25%	4/15/2019	1,800	1,944,000
Ardagh Packaging Finance plc (Ireland)†(b)	9.125%	10/15/2020	850	905,250
Ball Corp.	4.00%	11/15/2023	2,500	2,256,250
Crown Cork & Seal Co., Inc.	7.375%	12/15/2026	1,960	2,165,800
Packaging Dynamics Corp.†	8.75%	2/1/2016	750	780,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	5.75%	10/15/2020	1,000	1,008,750
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	8.50%	5/15/2018	7,250	7,612,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	9.875%	8/15/2019	700	763,000
Sealed Air Corp.†	6.875%	7/15/2033	3,000	2,790,000
Sealed Air Corp.†	8.375%	9/15/2021	1,175	1,336,562
Tekni-Plex, Inc.†	9.75%	6/1/2019	904	1,021,520
Total				22,583,632

Pharmaceuticals 0.47%

Par Pharmaceutical Cos., Inc.	7.375%	10/15/2020	2,225	2,311,219
Valeant Pharmaceuticals International†	6.375%	10/15/2020	1,500	1,567,500
Total				3,878,719

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Printing & Publishing 0.16%

ProQuest LLC/ProQuest Notes Co.†	9.00%	10/15/2018	$1,300	$1,313,000

Property & Casualty 0.12%

Hockey Merger Sub 2, Inc.†(h)	7.875%	10/1/2021	550	553,437
Liberty Mutual Group, Inc.†	5.00%	6/1/2021	400	425,004
Total				978,441

Railroads 0.37%

Florida East Coast Railway Corp.	8.125%	2/1/2017	1,500	1,580,625
Kansas City Southern de Mexico SA de CV (Mexico)†(b)	2.35%	5/15/2020	1,100	1,050,273
Watco Cos. LLC/Watco Finance Corp.†	6.375%	4/1/2023	400	398,000
Total				3,028,898

Real Estate Development & Management 0.17%

Brookfield Residential Properties, Inc. (Canada)†(b)	6.50%	12/15/2020	800	808,000
Jones Lang LaSalle, Inc.	4.40%	11/15/2022	600	588,832
Total				1,396,832

Real Estate Investment Trusts 0.50%

DDR Corp.	7.875%	9/1/2020	790	968,275
Goodman Funding Pty Ltd. (Australia)†(b)	6.375%	11/12/2020	800	891,387
Health Care REIT, Inc.	4.95%	1/15/2021	1,000	1,060,606
Health Care REIT, Inc.	6.125%	4/15/2020	1,000	1,136,959
ProLogis LP(i)	6.875%	3/15/2020	10	11,805
Total				4,069,032

Restaurants 0.38%

DineEquity, Inc.	9.50%	10/30/2018	2,250	2,514,375
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC†	5.875%	5/15/2021	625	601,172
Total				3,115,547

Software/Services 4.70%

Activision Blizzard, Inc.†	5.625%	9/15/2021	1,450	1,455,437
Activision Blizzard, Inc.†	6.125%	9/15/2023	625	629,688
Alliance Data Systems Corp.†	6.375%	4/1/2020	5,100	5,304,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Software/Services (continued)

BMC Software Finance, Inc.†	8.125%	7/15/2021	$1,500	$1,563,750
Ceridian Corp.	11.25%	11/15/2015	500	507,500
Dun & Bradstreet Corp. (The)	4.375%	12/1/2022	1,725	1,697,140
First Data Corp.†	8.25%	1/15/2021	5,250	5,446,875
First Data Corp.	11.25%	3/31/2016	594	596,970
First Data Corp.†	11.25%	1/15/2021	1,475	1,548,750
First Data Corp.	12.625%	1/15/2021	3,306	3,653,130
Infor US, Inc.	9.375%	4/1/2019	1,000	1,122,500
NeuStar, Inc.	4.50%	1/15/2023	1,700	1,534,250
Nuance Communications, Inc.†	5.375%	8/15/2020	1,250	1,187,500
SERENA Software, Inc.	10.375%	3/15/2016	376	379,760
Sophia LP/Sophia Finance, Inc.†	9.75%	1/15/2019	1,250	1,362,500
SRA International, Inc.	11.00%	10/1/2019	1,275	1,338,750
SunGard Data Systems, Inc.	6.625%	11/1/2019	3,500	3,587,500
SunGard Data Systems, Inc.	7.375%	11/15/2018	1,600	1,700,000
SunGard Data Systems, Inc.	7.625%	11/15/2020	400	430,000
Syniverse Holdings, Inc.	9.125%	1/15/2019	1,250	1,353,125
VeriSign, Inc.†	4.625%	5/1/2023	2,335	2,206,575
Total				38,605,700

Specialty Retail 2.72%

Brookstone Co., Inc.†	13.00%	10/15/2014	528	421,080
Brown Shoe Co., Inc.	7.125%	5/15/2019	1,500	1,591,875
CDR DB Sub, Inc.†	7.75%	10/15/2020	2,400	2,412,000
Claire’s Stores, Inc.†	7.75%	6/1/2020	600	589,500
Claire’s Stores, Inc.	8.875%	3/15/2019	1,700	1,827,500
Claire’s Stores, Inc.†	9.00%	3/15/2019	850	945,625
CST Brands, Inc.†	5.00%	5/1/2023	1,350	1,279,125
J. Crew Group, Inc.	8.125%	3/1/2019	1,700	1,799,875
Limited Brands, Inc.	7.00%	5/1/2020	1,000	1,110,000
Limited Brands, Inc.	7.60%	7/15/2037	400	403,500
Limited Brands, Inc.	8.50%	6/15/2019	650	778,375
LKQ Corp.†	4.75%	5/15/2023	1,400	1,302,000
Michaels FinCo Holdings LLC/Michaels FinCo, Inc. PIK†	7.50%	8/1/2018	925	941,188
Michaels Stores, Inc.	7.75%	11/1/2018	600	648,000
PETCO Animal Supplies, Inc.†	9.25%	12/1/2018	750	808,125
PETCO Holdings, Inc. PIK†	8.50%	10/15/2017	1,250	1,275,000
QVC, Inc.	4.375%	3/15/2023	725	675,517
QVC, Inc.†	7.375%	10/15/2020	1,200	1,304,448
Rent-A-Center, Inc.†	4.75%	5/1/2021	500	467,500
Sally Holdings LLC/Sally Capital, Inc.	5.75%	6/1/2022	700	705,250

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Specialty Retail (continued)

Toys “R” Us Property Co. II LLC	8.50%	12/1/2017	$1,000	$1,052,500
Total				22,337,983

Steel Producers/Products 0.37%

Allegheny Ludlum Corp.	6.95%	12/15/2025	575	604,302
Allegheny Technologies, Inc.	9.375%	6/1/2019	800	976,599
ArcelorMittal (Luxembourg)(b)	5.75%	8/5/2020	1,400	1,438,500
Total				3,019,401

Support: Services 2.28%

ADT Corp. (The)	4.125%	6/15/2023	850	759,896
Ashtead Capital, Inc.†	6.50%	7/15/2022	350	371,875
Avis Budget Car Rental	9.75%	3/15/2020	400	463,000
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.	5.50%	4/1/2023	800	744,000
Compiler Finance Sub, Inc.†	7.00%	5/1/2021	2,050	2,029,500
FTI Consulting, Inc.	6.00%	11/15/2022	850	847,875
FTI Consulting, Inc.	6.75%	10/1/2020	1,370	1,455,625
Hertz Corp. (The)	5.875%	10/15/2020	265	274,275
Hertz Corp. (The)	7.50%	10/15/2018	2,200	2,381,500
Iron Mountain, Inc.	5.75%	8/15/2024	750	678,750
Iron Mountain, Inc.	7.75%	10/1/2019	800	883,000
NES Rentals Holdings, Inc.†	7.875%	5/1/2018	700	717,500
NESCO LLC/NESCO Holdings Corp.†	11.75%	4/15/2017	1,000	1,120,000
RSC Equipment Rental, Inc./RSC Holdings III LLC	8.25%	2/1/2021	825	919,875
Sotheby’s†	5.25%	10/1/2022	3,000	2,857,500
United Rentals North America, Inc.	6.125%	6/15/2023	600	606,000
United Rentals North America, Inc.	7.375%	5/15/2020	500	541,250
United Rentals North America, Inc.	7.625%	4/15/2022	1,000	1,092,500
Total				18,743,921

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Telecommunications Equipment 0.13%

CommScope, Inc.†	8.25%	1/15/2019	$1,000	$1,097,500

Telecommunications: Integrated/Services 3.65%

CenturyLink, Inc.	6.15%	9/15/2019	2,500	2,606,250
CenturyLink, Inc.	6.45%	6/15/2021	2,750	2,750,000
Cogent Communications Group, Inc.†	8.375%	2/15/2018	500	547,500
DigitalGlobe, Inc.†	5.25%	2/1/2021	1,700	1,632,000
Dycom Investments, Inc.	7.125%	1/15/2021	1,170	1,231,425
Equinix, Inc.	4.875%	4/1/2020	1,500	1,462,500
Equinix, Inc.	7.00%	7/15/2021	900	961,875
Frontier Communications Corp.	7.125%	1/15/2023	600	604,500
Frontier Communications Corp.	7.625%	4/15/2024	700	703,500
Frontier Communications Corp.	9.25%	7/1/2021	700	805,000
Hughes Satellite Systems Corp.	7.625%	6/15/2021	3,100	3,355,750
Intelsat Jackson Holdings SA (Luxembourg)(b)	7.25%	4/1/2019	650	698,750
Intelsat Jackson Holdings SA (Luxembourg)(b)	7.50%	4/1/2021	2,375	2,576,875
Intelsat Luxembourg SA (Luxembourg)†(b)	7.75%	6/1/2021	1,475	1,532,156
Intelsat Luxembourg SA (Luxembourg)†(b)	8.125%	6/1/2023	700	741,125
MasTec, Inc.	4.875%	3/15/2023	1,450	1,363,000
Sable International Finance Ltd.†	8.75%	2/1/2020	1,500	1,650,000
SES (Luxembourg)†(b)	3.60%	4/4/2023	810	766,750
Softbank Corp. (Japan)†(b)	4.50%	4/15/2020	1,300	1,249,625
Telemar Norte Leste SA (Brazil)†(b)	5.50%	10/23/2020	634	564,260
Verizon Communications, Inc.	5.15%	9/15/2023	1,100	1,181,274
Windstream Corp.	7.50%	4/1/2023	1,000	992,500
Total				29,976,615

Telecommunications: Wireless 4.52%

American Tower Corp.	4.70%	3/15/2022	2,700	2,627,937
CC Holdings GS V LLC/Crown Castle GS III Corp.	3.849%	4/15/2023	1,365	1,233,258
Clearwire Communications LLC/Clearwire Finance, Inc.†	12.00%	12/1/2015	1,000	1,048,750
Clearwire Communications LLC/Clearwire Finance, Inc.†	14.75%	12/1/2016	400	549,000
Cricket Communications, Inc.	7.75%	10/15/2020	3,300	3,749,625
Crown Castle International Corp.	5.25%	1/15/2023	2,000	1,850,000
Digicel Group Ltd. (Jamaica)†(b)	10.50%	4/15/2018	2,000	2,170,000
Digicel Ltd. (Jamaica)†(b)	7.00%	2/15/2020	1,750	1,750,000
MetroPCS Wireless, Inc.	6.625%	11/15/2020	1,000	1,040,000
MetroPCS Wireless, Inc.	7.875%	9/1/2018	1,250	1,357,813
Millicom International Cellular SA (Luxembourg)†(b)	4.75%	5/22/2020	500	466,250
NII Capital Corp.	8.875%	12/15/2019	300	235,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Telecommunications: Wireless (continued)

SBA Telecommunications, Inc.	5.75%	7/15/2020	$1,750		$1,745,625
SBA Telecommunications, Inc.	8.25%	8/15/2019	325		352,625
Sprint Capital Corp.	6.90%	5/1/2019	3,500		3,613,750
Sprint Communications, Inc.	7.00%	8/15/2020	2,500		2,556,250
Sprint Corp.†	7.875%	9/15/2023	900		920,250
Sprint Nextel Corp.†	7.00%	3/1/2020	1,250		1,350,000
Sprint Nextel Corp.	9.125%	3/1/2017	1,000		1,155,000
Telemovil Finance Co., Ltd. (El Salvador)†(b)	8.00%	10/1/2017	750		785,625
ViaSat, Inc.	6.875%	6/15/2020	1,000		1,042,500
Vimpel Communications via VIP Finance Ireland Ltd. OJSC (Luxembourg)†(b)	7.748%	2/2/2021	575		621,000
Wind Acquisition Finance SA (Italy)†(b)	7.25%	2/15/2018	1,000		1,040,000
Wind Acquisition Finance SA (Italy)†(b)	11.75%	7/15/2017	3,250		3,457,187
Wind Acquisition Holdings Finance SA PIK (Italy)†(b)	12.25%	7/15/2017	375		372,188
Total					37,090,133

Transportation (Excluding Air/Rail) 0.19%

Asciano Finance Ltd. (Australia)†(b)	4.625%	9/23/2020	625		626,202
Great Lakes Dredge & Dock Corp.	7.375%	2/1/2019	900		897,750
Total					1,523,952

Total High Yield Corporate Bonds (cost $618,498,448)					633,212,156

	Dividend Rate		Shares (000)
PREFERRED STOCKS 0.33%

Agency/Government Related 0.01%

Fannie Mae*	—		21		119,720

Banking 0.24%

GMAC Capital Trust I	8.125%		25		668,750
Texas Capital Bancshares, Inc.	6.50%		40		857,600
U.S. Bancorp	3.50%		—	(d)	452,047
Total					1,978,397

Property & Casualty Insurance 0.08%

Allstate Corp. (The)	5.10%		27		636,608

Total Preferred Stocks (cost $3,327,057)					2,734,725

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2013

Investments	Exercise Price	Expiration Date	Shares (000)	Fair Value
WARRANT 0.01%

Auto Parts & Equipment

Cooper-Standard Holdings, Inc.* (cost $24,655)	$27.33	11/27/2017	3	$60,071

Total Long-Term Investments (cost $774,069,745)				800,977,299

	Interest Rate	Maturity Date	Principal Amount (000)
SHORT-TERM INVESTMENTS 1.51%

CONVERTIBLE BOND 0.10%

Health Services

LifePoint Hospitals, Inc. (cost $888,790)	3.50%	5/15/2014	$800	846,000

REPURCHASE AGREEMENT 1.41%

Repurchase Agreement dated 9/30/2013, Zero Coupon due 10/1/2013 with Fixed Income Clearing Corp. collateralized by $11,825,000 of Federal Farm Credit Bank at 0.30% due 7/13/2015; value: $11,825,000; proceeds: $11,589,702 (cost $11,589,702)			11,590	11,589,702

Total Short-Term Investments (cost $12,478,492)				12,435,702

Total Investments in Securities 99.05% (cost $786,548,237)				813,413,001

Cash and Other Assets in Excess of Liabilities(j) 0.95%				7,787,744

Net Assets 100.00%				$821,200,745

CAD	Canadian dollar.
CHF	Swiss franc.
EUR	euro.
GBP	British pound.
ETF	Exchange Traded Fund.
PIK	Payment-in-kind.

*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2013

~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.
(c)	Defaulted security.
(d)	Amount represents less than 1,000 shares.
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at September 30, 2013.
(f)	Debenture pays interest at an annual fixed rate of 8.00% through June 15, 2020. Thereafter, interest will be paid at an annual floating rate of 3-month LIBOR plus 6.405% through December 29, 2049. This debenture is subject to full redemption at the option of the issuer any time prior to December 29, 2049.
(g)	Security is perpetual in nature and has no stated maturity.
(h)	Securities purchased on a when-issued basis (See Note 2(g)).
(i)	Security has been fully or partially segregated to cover margin requirements for open futures contracts as of September 30, 2013.
(j)	Cash and Other Assets in Excess of Liabilities include net unrealized appreciation on open forward foreign currency exchange contracts and futures contracts, as follows:

Open Forward Foreign Currency Exchange Contracts at September 30, 2013:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
euro	Sell	Morgan Stanley	12/11/2013	1,270,000	$1,678,697	$1,718,436	$(39,739)

Open Futures Contracts at September 30, 2013:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	December 2013	210	Short	$(26,542,031)	$(515,587)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2013

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1		Level 2	Level 3	Total
Common Stocks	$28,631,057	(3)	$—	$—	$28,631,057
Convertible Bonds	—		76,703,097	—	76,703,097
Convertible Preferred Stocks
Aerospace/Defense	3,563,450		—	—	3,563,450
Auto Parts & Equipment	—		142,643	—	142,643
Automakers	1,303,900		—	—	1,303,900
Banking	1,640,128		—	—	1,640,128
Electric: Integrated	4,594,700		—	—	4,594,700
Forestry/Paper	911,256		—	—	911,256
Investments & Miscellaneous Financial Services	—		4,927,406	—	4,927,406
Life Insurance	1,003,100		—	—	1,003,100
Metals/Mining (Excluding Steel)	1,383,900		—	—	1,383,900
Railroads	—		1,923,750	—	1,923,750
Real Estate Investment Trusts	1,028,800		—	—	1,028,800
Steel Producers/Products	214,900		—	—	214,900
Telecommunications: Integrated/Services	—		213,745	—	213,745
Floating Rate Loans(4)
Chemicals	—		999,375	—	999,375
Diversified Capital Goods	—		998,703	255,625	1,254,328
Food & Drug Retailers	—		3,108,303	—	3,108,303
Food: Wholesale	—		2,473,797	446,566	2,920,363
Health Facilities	—		820,000	—	820,000
Health Services	—		1,992,453	—	1,992,453
Investments & Miscellaneous Financial Services	—		—	1,785,009	1,785,009
Media: Broadcast	—		1,964,787	—	1,964,787
Media: Cable	—		1,493,850	—	1,493,850
Media: Services	—		4,754,946	—	4,754,946
Oil Field Equipment & Services	—		1,996,880	—	1,996,880
Software/Services	—		1,950,720	—	1,950,720
Foreign Bonds	—		1,678,177	—	1,678,177
Foreign Government Obligation	—		772,000	—	772,000
Government Sponsored Enterprises Pass-throughs	—		10,139,324	—	10,139,324
High Yield Corporate Bonds
Banking	—		16,471,423	125	16,471,548
Other	—		616,740,608	—	616,740,608
Preferred Stocks
Banking	1,526,350		452,047	—	1,978,397
Other	756,328		—	—	756,328
Warrants	60,071		—	—	60,071
Repurchase Agreement	—		11,589,702	—	11,589,702
Total	$46,617,940		$764,307,736	$2,487,325	$813,413,001

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2013

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—	$—
Liabilities	(515,587)	—	—	(515,587)
Forward Foreign Currency Exchange Contracts
Assets	—	—	—	—
Liabilities	—	(39,739)	—	(39,739)
Unfunded Commitments
Assets	—	6,132	—	6,132
Liabilities	—	—	—	—
Total	$(515,587)	$(33,607)	$—	$(549,194)

(1)	Refer to note 2(j) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	Tribune Co. was categorized as Level 2 on December 31, 2012 due to the use of an observable dealer quotation. This security was listed on the NASDAQ on January 4, 2013. Therefore, as of September 30, 2013, this security was categorized as a Level 1 due to the use of an unadjusted quoted market closing price in an active market. Accordingly, $1,004,415 was transferred from Level 2 to Level 1 during the period ended September 30, 2013.
(4)	Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs in the valuation.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Floating Rate Loans	High Yield Corporate Bonds
Balance as of January 1, 2013	$2,557,862	$125
Accrued discounts/premiums	15,325	—
Realized gain (loss)	37,589	—
Change in unrealized appreciation/depreciation	(45,518)	—
Purchase	1,761,671	—
Sales	(2,236,667)	—
Net transfers in or out of Level 3	396,938	—
Balance as of September 30, 2013	$2,487,200	$125

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT SERIES FUND, INC. - CALIBRATED DIVIDEND GROWTH PORTFOLIO September 30, 2013

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.62%

Aerospace & Defense 5.74%

Lockheed Martin Corp.	15,892	$2,027
United Technologies Corp.	45,200	4,873
Total		6,900

Air Freight & Logistics 1.24%

C.H. Robinson Worldwide, Inc.	18,941	1,128
FedEx Corp.	3,165	361
Total		1,489

Beverages 5.84%

Coca-Cola Co. (The)	100,368	3,802
PepsiCo, Inc.	40,424	3,214
Total		7,016

Capital Markets 2.01%

Eaton Vance Corp.	14,336	557
Franklin Resources, Inc.	31,278	1,581
SEI Investments Co.	5,056	156
T. Rowe Price Group, Inc.	1,650	119
Total		2,413

Chemicals 7.33%

Air Products & Chemicals, Inc.	1,100	117
Albemarle Corp.	12,181	767
Ecolab, Inc.	2,331	230
International Flavors & Fragrances, Inc.	4,800	395
Monsanto Co.	33,395	3,485
PPG Industries, Inc.	6,703	1,120
Praxair, Inc.	14,204	1,708
RPM International, Inc.	10,441	378
Valspar Corp. (The)	9,614	610
Total		8,810

Commercial Banks 0.10%

Commerce Bancshares, Inc.	2,877	126

Commercial Services & Supplies 0.17%

Cintas Corp.	3,949	202

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - CALIBRATED DIVIDEND GROWTH PORTFOLIO September 30, 2013

Investments	Shares	Fair Value (000)
Communications Equipment 0.73%

Harris Corp.	4,200	$249
QUALCOMM, Inc.	9,357	630
Total		879

Containers & Packaging 0.25%

AptarGroup, Inc.	2,566	154
Bemis Co., Inc.	3,888	152
Total		306

Distributors 0.41%

Genuine Parts Co.	6,100	493

Diversified Financial Services 0.48%

McGraw Hill Financial, Inc.	8,714	572

Diversified Telecommunication Services 1.70%

AT&T, Inc.	60,608	2,050

Electric: Utilities 3.69%

NextEra Energy, Inc.	11,421	916
Northeast Utilities	19,570	807
PPL Corp.	34,497	1,048
Southern Co. (The)	40,506	1,668
Total		4,439

Electrical Equipment 1.52%

Emerson Electric Co.	28,311	1,832

Energy Equipment & Services 0.83%

Helmerich & Payne, Inc.	14,412	994

Food & Staples Retailing 5.55%

Wal-Mart Stores, Inc.	61,979	4,584
Walgreen Co.	38,821	2,089
Total		6,673

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - CALIBRATED DIVIDEND GROWTH PORTFOLIO September 30, 2013

Investments	Shares	Fair Value (000)
Food Products 1.49%

Bunge Ltd.	12,229	$928
Flowers Foods, Inc.	14,300	307
Hormel Foods Corp.	5,157	217
McCormick & Co., Inc.	5,200	337
Total		1,789

Gas Utilities 0.42%

National Fuel Gas Co.	3,254	224
UGI Corp.	7,300	285
Total		509

Health Care Equipment & Supplies 4.06%

Abbott Laboratories	31,500	1,045
Becton, Dickinson & Co.	10,800	1,080
C.R. Bard, Inc.	6,088	701
Medtronic, Inc.	30,491	1,624
Stryker Corp.	6,300	426
Total		4,876

Health Care Providers & Services 1.42%

Cardinal Health, Inc.	32,648	1,703

Hotels, Restaurants & Leisure 3.77%

McDonald’s Corp.	47,174	4,539

Household Durables 0.14%

Leggett & Platt, Inc.	5,467	165

Household Products 6.11%

Colgate-Palmolive Co.	57,138	3,388
Kimberly-Clark Corp.	29,535	2,783
Procter & Gamble Co. (The)	15,563	1,176
Total		7,347

Industrial Conglomerates 3.98%

3M Co.	38,562	4,604
Carlisle Cos., Inc.	2,500	176
Total		4,780

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - CALIBRATED DIVIDEND GROWTH PORTFOLIO September 30, 2013

Investments	Shares	Fair Value (000)
Information Technology Services 3.67%

Automatic Data Processing, Inc.	3,696	$267
International Business Machines Corp.	22,387	4,146
Total		4,413

Insurance 4.10%

ACE Ltd. (Switzerland)(a)	23,264	2,176
Aflac, Inc.	30,064	1,863
Brown & Brown, Inc.	4,425	142
Chubb Corp. (The)	3,100	277
Cincinnati Financial Corp.	2,649	125
HCC Insurance Holdings, Inc.	3,897	171
W.R. Berkley Corp.	4,122	177
Total		4,931

Leisure Equipment & Products 0.12%

Polaris Industries, Inc.	1,113	144

Machinery 5.74%

Caterpillar, Inc.	40,595	3,384
CLARCOR, Inc.	2,141	119
Donaldson Co., Inc.	5,132	196
Graco, Inc.	2,361	175
Illinois Tool Works, Inc.	31,080	2,370
Lincoln Electric Holdings, Inc.	3,493	233
Nordson Corp.	2,154	159
Valmont Industries, Inc.	1,900	264
Total		6,900

Multi-Line Retail 2.13%

Family Dollar Stores, Inc.	20,064	1,445
Target Corp.	17,354	1,110
Total		2,555

Multi-Utilities 0.47%

MDU Resources Group, Inc.	7,271	203
SCANA Corp.	7,898	364
Total		567

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - CALIBRATED DIVIDEND GROWTH PORTFOLIO September 30, 2013

Investments	Shares	Fair Value (000)
Oil, Gas & Consumable Fuels 9.89%

Chevron Corp.	18,249	$2,217
Energen Corp.	7,301	558
EOG Resources, Inc.	2,325	394
Exxon Mobil Corp.	28,907	2,487
Murphy Oil Corp.	21,584	1,302
Occidental Petroleum Corp.	52,673	4,927
Total		11,885

Pharmaceuticals 5.17%

AbbVie, Inc.	84,399	3,775
Johnson & Johnson	28,219	2,446
Total		6,221

Road & Rail 0.82%

Norfolk Southern Corp.	12,812	991

Semiconductors & Semiconductor Equipment 0.60%

Linear Technology Corp.	3,630	144
Microchip Technology, Inc.	14,266	575
Total		719

Software 0.14%

FactSet Research Systems, Inc.	1,540	168

Specialty Retail 3.55%

Lowe’s Cos., Inc.	28,125	1,339
Ross Stores, Inc.	21,265	1,548
TJX Cos., Inc.	24,501	1,382
Total		4,269

Textiles, Apparel & Luxury Goods 2.02%

NIKE, Inc. Class B	12,062	876
VF Corp.	7,772	1,547
Total		2,423

Thrifts & Mortgage Finance 0.15%

People’s United Financial, Inc.	12,183	175

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - CALIBRATED DIVIDEND GROWTH PORTFOLIO September 30, 2013

Investments	Shares	Fair Value (000)
Tobacco 0.98%

Altria Group, Inc.	34,427	$1,183

Trading Companies & Distributors 0.85%

W.W. Grainger, Inc.	2,926	766
Watsco, Inc.	2,764	260
Total		1,026

Water Utilities 0.14%

Aqua America, Inc.	6,656	165

Wireless Telecommunication Services 0.10%

Telephone & Data Systems, Inc.	4,179	123
Total Common Stocks (cost $109,169,444)		119,760

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.19%

Repurchase Agreement

Repurchase Agreement dated 9/30/2013, Zero Coupon due 10/1/2013 with Fixed Income Clearing Corp. collateralized by $240,000 of Federal Home Loan Mortgage Corp. at 0.42% due 6/19/2015; value: $239,044; proceeds: $233,157 (cost $233,157)	$233	233

Total Investments in Securities 99.81% (cost $109,402,601)		119,993

Cash and Other Assets in Excess of Liabilities(b) 0.19%		225

Net Assets 100.00%		$120,218

(a)	Foreign security traded in U.S. dollars.
(b)	Cash and Other Assets in Excess of Liabilities include net unrealized depreciation on futures contracts as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT SERIES FUND, INC. - CALIBRATED DIVIDEND GROWTH PORTFOLIO September 30, 2013

Open Futures Contracts at September 30, 2013:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
E-Mini S&P 500 Index	December 2013	4	Long	$334,860	$(4,819)

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$119,760	$—	$—	$119,760
Repurchase Agreement	—	233	—	233
Total	$119,760	$233	$—	$119,993
Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—	$—
Liabilities	(4,819)	—	—	(4,819)
Total	$(4,819)	$—	$—	$(4,819)

(1)	Refer to note 2(j) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended September 30, 2013.

See Notes to Financial Statements.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - CLASSIC STOCK PORTFOLIO September 30, 2013

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.92%

Aerospace & Defense 3.01%

Boeing Co. (The)	2,887	$339
Honeywell International, Inc.	4,628	384
United Technologies Corp.	5,105	551
Total		1,274

Auto Components 0.50%

BorgWarner, Inc.	2,104	213

Automobiles 0.89%

Ford Motor Co.	22,287	376

Beverages 2.47%

Coca-Cola Co. (The)	13,556	513
PepsiCo, Inc.	6,704	533
Total		1,046

Biotechnology 2.38%

Gilead Sciences, Inc.*	6,768	425
Medivation, Inc.*	5,581	335
Vertex Pharmaceuticals, Inc.*	3,274	248
Total		1,008

Capital Markets 3.89%

Goldman Sachs Group, Inc. (The)	4,688	742
Invesco Ltd.	7,290	232
Morgan Stanley	13,424	362
State Street Corp.	951	62
TD Ameritrade Holding Corp.	9,395	246
Total		1,644

Chemicals 3.36%

Celanese Corp. Series A	5,597	296
Dow Chemical Co. (The)	9,098	349
E.I. du Pont de Nemours & Co.	1,147	67
LyondellBasell Industries NV Class A (Netherlands)(a)	3,310	242
Monsanto Co.	4,451	465
Total		1,419

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CLASSIC STOCK PORTFOLIO September 30, 2013

Investments	Shares	Fair Value (000)
Commercial Banks 4.79%

Comerica, Inc.	6,631	$261
Fifth Third Bancorp	15,269	275
PNC Financial Services Group, Inc. (The)	3,369	244
Regions Financial Corp.	24,111	223
SunTrust Banks, Inc.	6,569	213
U.S. Bancorp	8,534	312
Wells Fargo & Co.	12,045	498
Total		2,026

Communications Equipment 2.53%

Cisco Systems, Inc.	26,002	609
QUALCOMM, Inc.	6,867	463
Total		1,072

Computers & Peripherals 7.75%

Apple, Inc.	4,088	1,949
EMC Corp.	16,002	409
Hewlett-Packard Co.	4,053	85
NCR Corp.*	16,610	658
NetApp, Inc.	4,109	175
Total		3,276

Construction & Engineering 0.66%

Fluor Corp.	2,106	149
KBR, Inc.	3,970	130
Total		279

Consumer Finance 1.64%

Capital One Financial Corp.	10,111	695

Containers & Packaging 0.44%

Rock-Tenn Co. Class A	1,833	186

Diversified Financial Services 4.32%

Bank of America Corp.	16,311	225
Citigroup, Inc.	13,299	645
JPMorgan Chase & Co.	18,538	958
Total		1,828

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CLASSIC STOCK PORTFOLIO September 30, 2013

Investments	Shares	Fair Value (000)
Diversified Telecommunication Services 1.02%

Verizon Communications, Inc.	9,258	$432

Electric: Utilities 0.57%

Duke Energy Corp.	1,887	126
NextEra Energy, Inc.	1,443	116
Total		242

Electrical Equipment 1.53%

Eaton Corp. plc (Ireland)(a)	1,381	95
Emerson Electric Co.	8,523	551
Total		646

Energy Equipment & Services 2.00%

Halliburton Co.	6,861	330
Schlumberger Ltd.	5,844	517
Total		847

Food & Staples Retailing 1.42%

CVS Caremark Corp.	6,974	396
Wal-Mart Stores, Inc.	2,759	204
Total		600

Food Products 1.02%

Mondelez International, Inc. Class A	13,770	433

Health Care Equipment & Supplies 0.92%

Covidien plc (Ireland)(a)	6,380	389

Health Care Providers & Services 3.35%

Express Scripts Holding Co.*	11,290	698
HCA Holdings, Inc.	5,290	226
UnitedHealth Group, Inc.	6,863	491
Total		1,415

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CLASSIC STOCK PORTFOLIO September 30, 2013

Investments	Shares	Fair Value (000)
Hotels, Restaurants & Leisure 3.19%

Hyatt Hotels Corp. Class A*	2,953	$127
MGM Resorts International*	24,539	501
Starwood Hotels & Resorts Worldwide, Inc.	5,265	350
Wynn Resorts Ltd.	2,339	370
Total		1,348

Household Products 1.57%

Colgate-Palmolive Co.	7,831	465
Procter & Gamble Co. (The)	2,623	198
Total		663

Industrial Conglomerates 1.06%

General Electric Co.	18,813	449

Information Technology Services 1.22%

International Business Machines Corp.	1,858	344
Vantiv, Inc. Class A*	6,106	171
Total		515

Insurance 3.89%

Chubb Corp. (The)	1,810	162
Hartford Financial Services Group, Inc.	17,977	559
MetLife, Inc.	6,582	309
Prudential Financial, Inc.	5,183	404
Travelers Cos., Inc. (The)	2,503	212
Total		1,646

Internet & Catalog Retail 0.19%

Amazon.com, Inc.*	263	82

Internet Software & Services 4.25%

eBay, Inc.*	2,002	112
Google, Inc. Class A*	1,298	1,137
Monster Worldwide, Inc.*	42,569	188
Pandora Media, Inc.*	14,283	359
Total		1,796

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CLASSIC STOCK PORTFOLIO September 30, 2013

Investments	Shares	Fair Value (000)
Machinery 1.94%

Caterpillar, Inc.	1,867	$156
Dover Corp.	3,807	342
PACCAR, Inc.	5,819	324
Total		822

Media 1.69%

Time Warner, Inc.	3,758	247
Walt Disney Co. (The)	7,233	467
Total		714

Metals & Mining 1.46%

Freeport-McMoRan Copper & Gold, Inc.	8,353	276
Reliance Steel & Aluminum Co.	3,094	227
United States Steel Corp.	5,549	114
Total		617

Multi-Line Retail 1.69%

Macy’s, Inc.	8,936	386
Target Corp.	5,155	330
Total		716

Multi-Utilities 0.50%

Dominion Resources, Inc.	1,531	95
PG&E Corp.	2,828	116
Total		211

Oil, Gas & Consumable Fuels 8.83%

Anadarko Petroleum Corp.	4,690	436
Cabot Oil & Gas Corp.	611	23
Chevron Corp.	5,854	711
EOG Resources, Inc.	2,948	499
EQT Corp.	1,342	119
Exxon Mobil Corp.	4,931	424
Hess Corp.	5,512	426
Marathon Petroleum Corp.	4,155	267
Occidental Petroleum Corp.	6,034	565
Pioneer Natural Resources Co.	1,167	221
Range Resources Corp.	568	43
Total		3,734

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CLASSIC STOCK PORTFOLIO September 30, 2013

Investments	Shares	Fair Value (000)
Pharmaceuticals 4.65%

Bristol-Myers Squibb Co.	13,011	$602
Eli Lilly & Co.	6,948	350
Johnson & Johnson	2,403	208
Merck & Co., Inc.	1,763	84
Pfizer, Inc.	25,101	721
Total		1,965

Real Estate Investment Trusts 0.83%

Host Hotels & Resorts, Inc.	19,920	352

Road & Rail 2.45%

Hertz Global Holdings, Inc.*	20,321	450
Union Pacific Corp.	3,757	584
Total		1,034

Semiconductors & Semiconductor Equipment 2.57%

Broadcom Corp. Class A	6,169	161
Intel Corp.	11,086	254
Micron Technology, Inc.*	20,116	351
Texas Instruments, Inc.	7,979	321
Total		1,087

Software 3.38%

Informatica Corp.*	6,073	237
Microsoft Corp.	14,742	491
Oracle Corp.	14,303	474
VMware, Inc. Class A*	2,826	229
Total		1,431

Specialty Retail 2.44%

Abercrombie & Fitch Co. Class A	5,176	183
AutoZone, Inc.*	435	184
Dick’s Sporting Goods, Inc.	7,052	376
Home Depot, Inc. (The)	2,149	163
Tiffany & Co.	1,638	126
Total		1,032

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - CLASSIC STOCK PORTFOLIO September 30, 2013

Investments	Shares	Fair Value (000)
Textiles, Apparel & Luxury Goods 0.88%

PVH Corp.	1,488	$177
Ralph Lauren Corp.	1,198	197
Total		374

Tobacco 0.45%

Philip Morris International, Inc.	2,214	192

Trading Companies & Distributors 0.33%

W.W. Grainger, Inc.	532	139

Total Investments in Common Stocks 99.92% (cost $33,526,595)		42,265

Cash and Other Assets in Excess of Liabilities 0.08%		32

Net Assets 100.00%		$42,297

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$42,265	$—	$—	$42,265
Total	$42,265	$—	$—	$42,265

(1)	Refer to note 2(j) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended September 30, 2013.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO September 30, 2013

Investments	Shares	Fair Value (000)
COMMON STOCKS 97.53%

Aerospace & Defense 1.14%

Hexcel Corp.*	946	$37

Biotechnology 11.27%

ACADIA Pharmaceuticals, Inc.*	1,323	36
Aegerion Pharmaceuticals, Inc.*	183	16
Alnylam Pharmaceuticals, Inc.*	422	27
Celldex Therapeutics, Inc.*	1,143	41
Clovis Oncology, Inc.*	219	13
Genomic Health, Inc.*	403	12
Incyte Corp.*	880	34
Isis Pharmaceuticals, Inc.*	1,358	51
Medivation, Inc.*	302	18
NPS Pharmaceuticals, Inc*	601	19
Pharmacyclics, Inc.*	239	33
Puma Biotechnology, Inc.*	234	13
Sarepta Therapeutics, Inc.*	669	32
Synageva BioPharma Corp.*	323	20
Total		365

Capital Markets 5.22%

Artisan Partners Asset Management, Inc. Class A	136	7
E*TRADE Financial Corp.*	1,997	33
Evercore Partners, Inc. Class A	744	37
Financial Engines, Inc.	790	47
Stifel Financial Corp.*	629	26
WisdomTree Investments, Inc.*	1,667	19
Total		169

Chemicals 0.59%

Flotek Industries, Inc.*	829	19

Commercial Banks 1.88%

Home BancShares, Inc.	627	19
SVB Financial Group*	296	25
Western Alliance Bancorp*	878	17
Total		61

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO September 30, 2013

Investments	Shares	Fair Value (000)
Commercial Services & Supplies 0.37%

Performant Financial Corp.*	1,106	$12

Communications Equipment 1.60%

Ciena Corp.*	1,625	41
Ruckus Wireless, Inc.*	661	11
Total		52

Computers & Peripherals 0.96%

Stratasys Ltd.*	304	31

Consumer Finance 1.14%

Portfolio Recovery Associates, Inc.*	614	37

Diversified Consumer Services 2.38%

K12, Inc.*	945	29
LifeLock, Inc.*	3,253	48
Total		77

Electrical Equipment 2.25%

Acuity Brands, Inc.	411	38
Generac Holdings, Inc.	773	33
Polypore International, Inc.*	62	2
Total		73

Electronic Equipment, Instruments & Components 0.86%

Cognex Corp.	757	24
InvenSense, Inc.*	252	4
Total		28

Energy Equipment & Services 3.02%

CARBO Ceramics, Inc.	186	19
Dril-Quip, Inc.*	291	33
Frank’s International NV (Netherlands)*(a)	1,042	31
RigNet, Inc.*	425	15
Total		98

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO September 30, 2013

Investments	Shares	Fair Value (000)
Food & Staples Retailing 2.47%

PriceSmart, Inc.	382	$36
United Natural Foods, Inc.*	651	44
Total		80

Food Products 2.04%

Annie’s, Inc.*	503	25
Hain Celestial Group, Inc. (The)*	532	41
Total		66

Health Care Equipment & Supplies 4.38%

Align Technology, Inc.*	1,042	50
DexCom, Inc.*	1,383	39
Endologix, Inc.*	1,407	23
Insulet Corp.*	829	30
Total		142

Health Care Providers & Services 2.10%

IPC The Hospitalist Co., Inc.*	314	16
MWI Veterinary Supply, Inc.*	241	36
Team Health Holdings, Inc.*	410	16
Total		68

Health Care Technology 2.28%

athenahealth, Inc.*	299	33
Medidata Solutions, Inc.*	417	41
Total		74

Hotels, Restaurants & Leisure 1.48%

Buffalo Wild Wings, Inc.*	288	32
Chuy’s Holdings, Inc.*	436	15
Home Inns & Hotels Management, Inc. ADR*	16	1
Total		48

Household Durables 1.45%

iRobot Corp.*	549	20

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO September 30, 2013

Investments	Shares	Fair Value (000)
Household Durables (continued)

SodaStream International Ltd. (Israel)*(a)	428	$27
Total		47

Information Technology Services 2.07%

EPAM Systems, Inc.*	1,235	43
EVERTEC, Inc.	951	21
MAXIMUS, Inc.	79	3
Total		67

Internet & Catalog Retail 1.79%

Groupon, Inc.*	2,753	31
Shutterfly, Inc.*	476	27
Total		58

Internet Software & Services 13.95%

Cornerstone OnDemand, Inc.*	606	31
CoStar Group, Inc.*	298	50
MercadoLibre, Inc. (Argentina)(a)	317	43
OpenTable, Inc.*	309	22
Pandora Media, Inc.*	1,685	42
Rocket Fuel, Inc.*	146	8
Shutterstock, Inc.*	420	31
Sohu.com, Inc. (China)*(a)	422	33
SouFun Holdings Ltd. ADR	365	19
Trulia, Inc.*	370	17
Web.com Group, Inc.*	743	24
WebMD Health Corp.*	501	14
Xoom Corp.*	936	30
Yelp, Inc.*	671	44
YY, Inc. ADR*	376	18
Zillow, Inc. Class A*	304	26
Total		452

Life Sciences Tools & Services 0.99%

Fluidigm Corp.*	377	8
PAREXEL International Corp.*	479	24
Total		32

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO September 30, 2013

Investments	Shares	Fair Value (000)
Machinery 4.51%

Chart Industries, Inc.*	361	$45
ITT Corp.	451	16
Middleby Corp. (The)*	111	23
Proto Labs, Inc.*	419	32
RBC Bearings, Inc.*	457	30
Total		146

Media 1.14%

Sinclair Broadcast Group, Inc. Class A	1,093	37

Oil, Gas & Consumable Fuels 3.27%

GasLog Ltd. (Monaco)(a)	2,177	32
Kodiak Oil & Gas Corp.*	3,279	40
Oasis Petroleum, Inc.*	683	34
Total		106

Pharmaceuticals 1.02%

Jazz Pharmaceuticals plc (Ireland)*(a)	364	33

Professional Services 3.18%

Corporate Executive Board Co. (The)	321	23
On Assignment, Inc.*	1,377	46
WageWorks, Inc.*	682	34
Total		103

Road & Rail 1.08%

Swift Transportation Co.*	1,717	35

Semiconductors & Semiconductor Equipment 2.81%

Power Integrations, Inc.	375	20
SunEdison, Inc.*	4,103	33
SunPower Corp.*	1,470	38
Total		91

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO September 30, 2013

Investments	Shares	Fair Value (000)
Software 8.55%

Concur Technologies, Inc.*	371	$41
FireEye, Inc.*	25	1
Gigamon, Inc.*	494	19
Imperva, Inc.*	517	22
Infoblox, Inc.*	869	36
NetSuite, Inc.*	306	33
RealPage, Inc.*	472	11
Silver Spring Networks, Inc.*	402	7
Splunk, Inc.*	543	33
Synchronoss Technologies, Inc.*	858	33
Ultimate Software Group, Inc. (The)*	279	41
Total		277

Specialty Retail 1.45%

Lumber Liquidators Holdings, Inc.*	311	33
Restoration Hardware Holdings, Inc.*	222	14
Total		47

Textiles, Apparel & Luxury Goods 1.05%

Steven Madden Ltd.*	635	34

Thrifts & Mortgage Finance 1.05%

Nationstar Mortgage Holdings, Inc.*	597	34

Trading Companies & Distributors 0.74%

Air Lease Corp.	883	24

Total Investments in Common Stocks 97.53% (cost $2,806,293)		3,160

Cash and Other Assets in Excess of Liabilities 2.47%		80

Net Assets 100.00%		$3,240

ADR	American Depositary Receipt.

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO September 30, 2013

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$3,160	$—	$—	$3,160
Total	$3,160	$—	$—	$3,160

(1)	Refer to note 2(j) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended September 30, 2013.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO September 30, 2013

Investments	Shares	Fair Value (000)
COMMON STOCKS 96.53%

Aerospace & Defense 2.38%

General Dynamics Corp.	37,100	$3,247
United Technologies Corp.	66,443	7,164
Total		10,411

Auto Components 2.55%

BorgWarner, Inc.	55,500	5,627
Delphi Automotive plc (United Kingdom)(a)	93,900	5,486
Total		11,113

Beverages 0.90%

Coca-Cola Co. (The)	104,088	3,943

Biotechnology 4.38%

Aegerion Pharmaceuticals, Inc.*	46,000	3,943
Celgene Corp.*	40,640	6,256
Incyte Corp.*	90,500	3,452
Puma Biotechnology, Inc.*	46,300	2,484
Sarepta Therapeutics, Inc.*	63,300	2,990
Total		19,125

Building Products 0.96%

USG Corp.*	145,900	4,170

Capital Markets 2.28%

Affiliated Managers Group, Inc.*	20,300	3,708
Artisan Partners Asset Management, Inc.	33,918	1,776
Invesco Ltd.	81,600	2,603
Raymond James Financial, Inc.	11,313	471
TD Ameritrade Holding Corp.	52,600	1,377
Total		9,935

Chemicals 1.81%

PPG Industries, Inc.	47,400	7,919

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO September 30, 2013

Investments	Shares	Fair Value (000)
Commercial Banks 4.60%

East West Bancorp, Inc.	22,000	$703
Fifth Third Bancorp	137,300	2,477
First Republic Bank	128,400	5,987
Signature Bank*	17,915	1,640
SunTrust Banks, Inc.	146,000	4,733
Wells Fargo & Co.	110,324	4,559
Total		20,099

Computers & Peripherals 1.69%

NCR Corp.*	186,233	7,377

Construction & Engineering 2.15%

Jacobs Engineering Group, Inc.*	66,600	3,875
URS Corp.	102,800	5,525
Total		9,400

Consumer Finance 2.15%

Capital One Financial Corp.	136,800	9,404

Diversified Financial Services 6.79%

Citigroup, Inc.	265,300	12,870
IntercontinentalExchange, Inc.*	20,400	3,701
JPMorgan Chase & Co.	253,434	13,100
Total		29,671

Diversified Telecommunication Services 2.21%

Verizon Communications, Inc.	206,800	9,649

Electric: Utilities 0.77%

NextEra Energy, Inc.	42,100	3,375

Electrical Equipment 0.71%

Eaton Corp. plc (Ireland)(a)	44,740	3,080

Electronic Equipment, Instruments & Components 0.84%

Anixter International, Inc.*	41,900	3,673

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO September 30, 2013

Investments	Shares	Fair Value (000)
Energy Equipment & Services 0.52%

Dril-Quip, Inc.*	19,900	$2,283

Food Products 2.77%

Kraft Foods Group, Inc.	84,417	4,427
Mondelez International, Inc. Class A	243,453	7,649
Total		12,076

Health Care Providers & Services 8.90%

CIGNA Corp.	67,900	5,219
Community Health Systems, Inc.	77,553	3,219
DaVita HealthCare Partners, Inc.*	79,600	4,529
Envision Healthcare Holdings, Inc.*	78,700	2,049
Express Scripts Holding Co.*	148,500	9,174
Humana, Inc.	73,100	6,822
Laboratory Corp. of America Holdings*	47,862	4,745
Team Health Holdings, Inc.*	82,404	3,126
Total		38,883

Household Products 1.10%

Kimberly-Clark Corp.	50,929	4,799

Information Technology Services 3.62%

Alliance Data Systems Corp.*	25,081	5,304
Cognizant Technology Solutions Corp. Class A*	67,700	5,559
Vantiv, Inc. Class A*	176,800	4,940
Total		15,803

Insurance 6.95%

ACE Ltd. (Switzerland)(a)	51,189	4,789
Allstate Corp. (The)	119,010	6,016
Hartford Financial Services Group, Inc.	210,800	6,560
Lincoln National Corp.	83,800	3,519
Prudential Financial, Inc.	66,200	5,162
XL Group plc (Ireland)(a)	139,200	4,290
Total		30,336

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO September 30, 2013

Investments	Shares	Fair Value (000)
Internet Software & Services 1.03%

eBay, Inc.*	80,400	$4,485

Life Sciences Tools & Services 2.50%

Quintiles Transnational Holdings, Inc.*	72,800	3,267
Thermo Fisher Scientific, Inc.	83,103	7,658
Total		10,925

Machinery 1.07%

Pentair Ltd. (Switzerland)(a)	72,200	4,689

Media 4.31%

Comcast Corp. Class A	116,200	5,246
Interpublic Group of Cos., Inc. (The)	211,061	3,626
Starz Class A*	188,400	5,300
Time Warner, Inc.	70,800	4,659
Total		18,831

Metals & Mining 1.69%

Reliance Steel & Aluminum Co.	100,958	7,397

Multi-Utilities 1.52%

PG&E Corp.	53,300	2,181
Sempra Energy	52,100	4,460
Total		6,641

Oil, Gas & Consumable Fuels 10.65%

Anadarko Petroleum Corp.	37,104	3,450
Apache Corp.	52,000	4,427
EQT Corp.	58,600	5,199
Exxon Mobil Corp.	64,526	5,552
Occidental Petroleum Corp.	78,859	7,376
Pioneer Natural Resources Co.	23,500	4,437
Range Resources Corp.	67,900	5,153
Southwestern Energy Co.*	137,600	5,006
Valero Energy Corp.	172,900	5,905
Total		46,505

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO September 30, 2013

Investments	Shares	Fair Value (000)
Pharmaceuticals 3.63%

Actavis, Inc.*	69,587	$10,021
Eli Lilly & Co.	116,300	5,853
Total		15,874

Road & Rail 1.09%

Con-way, Inc.	44,100	1,900
Hertz Global Holdings, Inc.*	129,700	2,874
Total		4,774

Semiconductors & Semiconductor Equipment 1.23%

Xilinx, Inc.	114,800	5,379

Software 0.93%

Electronic Arts, Inc.*	159,300	4,070

Specialty Retail 5.85%

Bed Bath & Beyond, Inc.*	49,945	3,864
CST Brands, Inc.	116,422	3,469
Foot Locker, Inc.	141,100	4,789
GNC Holdings, Inc. Class A	86,414	4,721
PetSmart, Inc.	58,700	4,477
TJX Cos., Inc.	75,000	4,229
Total		25,549

Total Common Stocks (cost $358,893,086)		421,643

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO September 30, 2013

	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 2.54%

Repurchase Agreement

Repurchase Agreement dated 9/30/2013, Zero Coupon due 10/1/2013 with Fixed Income Clearing Corp. collateralized by $11,380,000 of Federal Home Loan Mortgage Corp. Note at 0.42% due 6/19/2015; value: $11,334,661; proceeds: $11,111,134 (cost $11,111,134)	$11,111	$11,111

Total Investments in Securities 99.07% (cost $370,004,220)		432,754

Other Assets in Excess of Liabilities 0.93%		4,074

Net Assets 100.00%		$436,828

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO September 30, 2013

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$421,643	$—	$—	$421,643
Repurchase Agreement	—	11,111	—	11,111
Total	$421,643	$11,111	$—	$432,754

(1)	Refer to note 2(j) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended September 30, 2013.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO September 30, 2013

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.80%

Aerospace & Defense 2.33%

General Dynamics Corp.	85,000	$7,439
United Technologies Corp.	143,397	15,461
Total		22,900

Auto Components 2.58%

BorgWarner, Inc.	126,900	12,866
Delphi Automotive plc (United Kingdom)(a)	213,600	12,479
Total		25,345

Beverages 0.97%

Coca-Cola Co. (The)	251,395	9,523

Biotechnology 5.06%

Aegerion Pharmaceuticals, Inc.*	183	11,320
Celgene Corp.*	118,387	18,223
Gilead Sciences, Inc.*	40,500	2,545
Puma Biotechnology, Inc.*	234	6,557
Sarepta Therapeutics, Inc.*	669	10,981
Total		49,626

Building Products 0.97%

USG Corp.*	333,000	9,517

Capital Markets 1.80%

Artisan Partners Asset Management, Inc.	136	3,792
Invesco Ltd.	202,600	6,463
Raymond James Financial, Inc.	13,315	555
TD Ameritrade Holding Corp.	262,400	6,869
Total		17,679

Chemicals 1.84%

PPG Industries, Inc.	108,100	18,059

Commercial Banks 4.12%

East West Bancorp, Inc.	50,324	1,608
Fifth Third Bancorp	449,400	8,107
First Republic Bank	299,600	13,971
SunTrust Banks, Inc.	270,568	8,772
Wells Fargo & Co.	192,213	7,942
Total		40,400

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO September 30, 2013

Investments	Shares	Fair Value (000)
Computers & Peripherals 1.61%

NCR Corp.*	399,600	$15,828

Construction & Engineering 0.97%

Jacobs Engineering Group, Inc.*	163,400	9,507

Consumer Finance 2.19%

Capital One Financial Corp.	312,706	21,495

Diversified Financial Services 7.11%

Citigroup, Inc.	598,500	29,033
IntercontinentalExchange, Inc.*	60,300	10,940
JPMorgan Chase & Co.	576,500	29,799
Total		69,772

Diversified Telecommunication Services 2.37%

Verizon Communications, Inc.	498,700	23,269

Electric: Utilities 1.08%

NextEra Energy, Inc.	132,100	10,589

Electrical Equipment 0.79%

Eaton Corp. plc (Ireland)(a)	112,177	7,722

Energy Equipment & Services 0.72%

Dril-Quip, Inc.*	291	7,046

Food Products 2.80%

Kraft Foods Group, Inc.	174,321	9,141
Mondelez International, Inc. Class A	582,363	18,298
Total		27,439

Health Care Equipment & Supplies 1.09%

Covidien plc (Ireland)(a)	175,600	10,701

Health Care Providers & Services 8.56%

CIGNA Corp.	185,710	14,274
Community Health Systems, Inc.	122,500	5,084

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO September 30, 2013

Investments	Shares	Fair Value (000)
Health Care Providers & Services (continued)

DaVita HealthCare Partners, Inc.*	191,034	$10,870
Envision Healthcare Holdings, Inc.*	192,596	5,013
Express Scripts Holding Co.*	364,304	22,507
Humana, Inc.	157,800	14,727
Laboratory Corp. of America Holdings*	116,400	11,540
Total		84,015

Household Products 1.20%

Kimberly-Clark Corp.	124,854	11,764

Information Technology Services 3.92%

Alliance Data Systems Corp.*	58,909	12,457
Cognizant Technology Solutions Corp. Class A*	168,700	13,854
Vantiv, Inc. Class A*	436,300	12,190
Total		38,501

Insurance 7.49%

ACE Ltd. (Switzerland)(a)	130,775	12,235
Allstate Corp. (The)	292,800	14,801
Hartford Financial Services Group, Inc.	518,200	16,127
Lincoln National Corp.	202,700	8,511
Prudential Financial, Inc.	157,300	12,266
XL Group plc (Ireland)(a)	309,100	9,527
Total		73,467

Internet Software & Services 1.26%

eBay, Inc.*	220,955	12,327

Life Sciences Tools & Services 3.02%

Quintiles Transnational Holdings, Inc.*	175,606	7,881
Thermo Fisher Scientific, Inc.	236,000	21,748
Total		29,629

Machinery 1.16%

Pentair Ltd. Registered Shares (Switzerland)(a)	174,761	11,349

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO September 30, 2013

Investments	Shares	Fair Value (000)
Media 4.36%

Comcast Corp. Class A	391,876	$17,693
Starz Class A*	464,400	13,064
Time Warner, Inc.	183,100	12,050
Total		42,807

Metals & Mining 1.72%

Reliance Steel & Aluminum Co.	230,600	16,896

Multi-Utilities 1.84%

PG&E Corp.	164,100	6,715
Sempra Energy	132,900	11,376
Total		18,091

Oil, Gas & Consumable Fuels 11.37%

Anadarko Petroleum Corp.	79,334	7,377
Apache Corp.	120,900	10,294
EQT Corp.	135,500	12,022
Exxon Mobil Corp.	104,241	8,969
Occidental Petroleum Corp.	202,545	18,946
Pioneer Natural Resources Co.	65,900	12,442
Range Resources Corp.	162,727	12,349
Southwestern Energy Co.*	312,700	11,376
Valero Energy Corp.	521,000	17,792
Total		111,567

Pharmaceuticals 4.14%

Actavis, Inc.*	183,735	26,458
Eli Lilly & Co.	281,946	14,190
Total		40,648

Road & Rail 0.94%

Con-way, Inc.	97,900	4,219
Hertz Global Holdings, Inc.*	227,900	5,050
Total		9,269

Semiconductors & Semiconductor Equipment 1.22%

Xilinx, Inc.	255,900	11,992

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO September 30, 2013

Investments	Shares	Fair Value (000)
Software 1.01%

Electronic Arts, Inc.*	388,500	$9,926

Specialty Retail 6.19%

Bed Bath & Beyond, Inc.*	118,578	9,173
CST Brands, Inc.	298,863	8,906
Foot Locker, Inc.	324,900	11,027
GNC Holdings, Inc. Class A	204,513	11,173
PetSmart, Inc.	140,800	10,737
TJX Cos., Inc.	172,438	9,724
Total		60,740

Total Investments in Common Stocks 99.80% (cost $839,449,874)		979,405

Other Assets in Excess of Liabilities 0.20%		1,919

Net Assets 100.00%		$981,324

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO September 30, 2013

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$979,405	$—	$—	$979,405
Total	$979,405	$—	$—	$979,405

(1)	Refer to note 2(j) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended September 30, 2013.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO September 30, 2013

Investments	Shares	Fair Value (000)
COMMON STOCKS 100.04%

Aerospace & Defense 1.37%

B/E Aerospace, Inc.*	17,672	$1,305

Auto Components 1.90%

BorgWarner, Inc.	17,896	1,814

Automobiles 1.52%

Harley-Davidson, Inc.	22,511	1,446

Biotechnology 3.67%

Alkermes plc (Ireland)*(a)	8,221	276
ARIAD Pharmaceuticals, Inc.*	21,381	393
Incyte Corp.*	13,988	534
Isis Pharmaceuticals, Inc.*	10,013	376
Medivation, Inc.*	7,359	441
Pharmacyclics, Inc.*	4,191	580
Vertex Pharmaceuticals, Inc.*	11,814	896
Total		3,496

Building Products 1.66%

Fortune Brands Home & Security, Inc.	16,403	683
Lennox International, Inc.	11,916	897
Total		1,580

Capital Markets 2.36%

Affiliated Managers Group, Inc.*	9,910	1,810
Artisan Partners Asset Management, Inc.	8,461	443
Total		2,253

Chemicals 2.05%

Ashland, Inc.	5,399	499
Celanese Corp. Series A	12,065	637
Eastman Chemical Co.	10,450	814
Total		1,950

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO September 30, 2013

Investments	Shares	Fair Value (000)
Commercial Banks 0.82%

First Republic Bank	16,739	$781

Communications Equipment 0.70%

Ruckus Wireless, Inc.*	39,798	670

Computers & Peripherals 3.16%

NCR Corp.*	45,406	1,799
NetApp, Inc.	28,585	1,218
Total		3,017

Containers & Packaging 0.62%

Rock-Tenn Co. Class A	5,847	592

Distributors 1.48%

LKQ Corp.*	44,162	1,407

Diversified Financial Services 2.66%

IntercontinentalExchange, Inc.*	8,197	1,487
Moody’s Corp.	14,847	1,044
Total		2,531

Electrical Equipment 3.76%

AMETEK, Inc.	28,084	1,292
Hubbell, Inc. Class B	8,703	912
Rockwell Automation, Inc.	12,918	1,381
Total		3,585

Energy Equipment & Services 1.59%

Atwood Oceanics, Inc.*	10,727	590
Oceaneering International, Inc.	11,445	930
Total		1,520

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO September 30, 2013

Investments	Shares	Fair Value (000)
Food & Staples Retailing 3.25%

Kroger Co. (The)	24,225	$977
Sprouts Farmers Market, Inc.*	11,110	493
Whole Foods Market, Inc.	27,887	1,632
Total		3,102

Food Products 2.19%

Green Mountain Coffee Roasters, Inc.*	9,951	750
Hain Celestial Group, Inc. (The)*	8,442	651
WhiteWave Foods Co. Class A*	34,563	690
Total		2,091

Health Care Equipment & Supplies 1.11%

C.R. Bard, Inc.	9,178	1,057

Health Care Providers & Services 2.66%

DaVita HealthCare Partners, Inc.*	12,780	727
Envision Healthcare Holdings, Inc.*	14,445	376
Laboratory Corp. of America Holdings*	2,897	287
Team Health Holdings, Inc.*	5,945	226
Universal Health Services, Inc. Class B	12,245	918
Total		2,534

Health Care Technology 1.11%

athenahealth, Inc.*	2,195	238
Cerner Corp.*	15,651	823
Total		1,061

Hotels, Restaurants & Leisure 4.27%

Chipotle Mexican Grill, Inc.*	2,289	981
Dunkin’ Brands Group, Inc.	20,229	916
Starwood Hotels & Resorts Worldwide, Inc.	9,934	660
Wynn Resorts Ltd.	9,585	1,514
Total		4,071

Household Durables 1.92%

Lennar Corp. Class A	23,954	848
Mohawk Industries, Inc.*	7,568	986
Total		1,834

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO September 30, 2013

Investments	Shares	Fair Value (000)
Information Technology Services 2.94%

Alliance Data Systems Corp.*	6,584	$1,392
Teradata Corp.*	11,988	665
Vantiv, Inc. Class A*	26,552	742
Total		2,799

Insurance 2.00%

Brown & Brown, Inc.	17,963	577
Hartford Financial Services Group, Inc.	21,507	669
Lincoln National Corp.	15,676	658
Total		1,904

Internet & Catalog Retail 1.43%

Groupon, Inc.*	61,618	691
Netflix, Inc.*	2,177	673
Total		1,364

Internet Software & Services 1.45%

LinkedIn Corp. Class A*	1,802	443
Pandora Media, Inc.*	37,517	943
Total		1,386

Leisure Equipment & Products 1.62%

Polaris Industries, Inc.	11,992	1,549

Life Sciences Tools & Services 2.80%

Agilent Technologies, Inc.	21,886	1,122
Quintiles Transnational Holdings, Inc.*	16,769	753
Waters Corp.*	7,442	790
Total		2,665

Machinery 4.31%

Flowserve Corp.	16,933	1,056
IDEX Corp.	20,866	1,362
SPX Corp.	8,690	736
WABCO Holdings, Inc.*	11,278	950
Total		4,104

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO September 30, 2013

Investments	Shares	Fair Value (000)
Media 1.19%

Scripps Networks Interactive, Inc. Class A	14,492	$1,132

Multi-Line Retail 1.30%

Dollar General Corp.*	21,914	1,237

Oil, Gas & Consumable Fuels 4.64%

Athlon Energy, Inc.*	14,531	475
Cabot Oil & Gas Corp.	20,527	766
Concho Resources, Inc.*	5,727	623
Pioneer Natural Resources Co.	6,892	1,301
Range Resources Corp.	9,051	687
Southwestern Energy Co.*	15,765	574
Total		4,426

Pharmaceuticals 3.51%

Actavis, Inc.*	9,442	1,360
Mylan, Inc.*	23,263	888
Perrigo Co.	8,896	1,097
Total		3,345

Professional Services 0.68%

Towers Watson & Co. Class A	6,043	646

Real Estate Management & Development 0.57%

CBRE Group, Inc. Class A*	23,335	540

Road & Rail 1.82%

Hertz Global Holdings, Inc.*	39,976	886
Kansas City Southern	7,768	849
Total		1,735

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO September 30, 2013

Investments	Shares	Fair Value (000)
Semiconductors & Semiconductor Equipment 4.44%

Avago Technologies Ltd. (Singapore)(a)	19,636	$847
Cavium, Inc.*	17,889	737
Cree, Inc.*	10,622	639
Micron Technology, Inc.*	32,603	570
NXP Semiconductors NV (Netherlands)*(a)	7,735	288
Xilinx, Inc.	24,506	1,148
Total		4,229

Software 7.22%

Citrix Systems, Inc.*	19,011	1,342
Concur Technologies, Inc.*	8,499	939
Electronic Arts, Inc.*	33,206	849
FireEye, Inc.*	1,600	67
Fortinet, Inc.*	22,960	465
Qlik Technologies, Inc.*	19,750	676
Red Hat, Inc.*	10,304	476
ServiceNow, Inc.*	22,659	1,177
TIBCO Software, Inc.*	34,831	891
Total		6,882

Specialty Retail 5.64%

Bed Bath & Beyond, Inc.*	13,022	1,007
GNC Holdings, Inc. Class A	20,258	1,107
Ross Stores, Inc.	14,124	1,028
Tiffany & Co.	11,940	915
Tractor Supply Co.	19,626	1,318
Total		5,375

Textiles, Apparel & Luxury Goods 4.16%

Deckers Outdoor Corp.*	10,903	719
Michael Kors Holdings Ltd. (Hong Kong)*(a)	16,067	1,197
Ralph Lauren Corp.	5,050	832
VF Corp.	6,107	1,216
Total		3,964

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO September 30, 2013

Investments	Shares	Fair Value (000)
Trading Companies & Distributors 1.85%

W.W. Grainger, Inc.	4,762	$1,246
WESCO International, Inc.*	6,809	521
Total		1,767

Wireless Telecommunication Services 0.64%

SBA Communications Corp. Class A*	7,551	608

Total Investments in Common Stocks 100.04% (cost $77,048,210)		95,354

Liabilities in Excess of Cash and Other Assets (0.04)%		(34)

Net Assets 100.00%		$95,320

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$95,354	$—	$—	$95,354
Total	$95,354	$—	$—	$95,354

(1)	Refer to note 2(j) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended September 30, 2013.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL CORE EQUITY PORTFOLIO September 30, 2013

		U.S. $
		Fair Value
Investments	Shares	(000)
COMMON STOCKS 93.98%

Austria 1.40%

Diversified Telecommunication Services 0.31%

Telekom Austria AG	9,072	$76

Machinery 1.09%

Andritz AG	4,481	264
Total Austria		340

Canada 1.05%

Metals & Mining

Teck Resources Ltd. Class B	9,500	255

China 0.98%

Real Estate Management & Development

China Overseas Land & Investment Ltd.	80,000	237

Denmark 0.97%

Pharmaceuticals

H Lundbeck A/S	10,740	234

France 8.45%

Aerospace & Defense 1.54%

Safran SA	6,052	373

Diversified Telecommunication Services 1.49%

Vivendi SA	15,700	361

Electrical Equipment 1.64%

Schneider Electric SA	4,688	397

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL CORE EQUITY PORTFOLIO September 30, 2013

		U.S. $
		Fair Value
Investments	Shares	(000)
France 8.45% (continued)

Food Products 0.74%

Danone SA	2,365	$178

Insurance 1.47%

AXA SA	15,390	357

Textiles, Apparel & Luxury Goods 1.57%

Kering	1,701	381
Total France		2,047

Germany 8.80%

Air Freight & Logistics 0.79%

Deutsche Post AG Registered Shares	5,774	191

Automobiles 1.61%

Daimler AG Registered Shares	4,994	389

Capital Markets 1.04%

Deutsche Bank AG Registered Shares	5,481	252

Diversified Financial Services 1.20%

Deutsche Boerse AG	3,880	292

Health Care Providers & Services 1.00%

Fresenius SE & Co. KGaA	1,958	243

Industrial Conglomerates 1.74%

Siemens AG Registered Shares	3,501	422

Life Sciences Tools & Services 1.42%

Morphosys AG *	4,426	344
Total Germany		2,133

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL CORE EQUITY PORTFOLIO September 30, 2013

		U.S. $
		Fair Value
Investments	Shares	(000)
Hong Kong 3.03%

Airlines 1.28%

Cathay Pacific Airways Ltd.	159,000	$312

Hotels, Restaurants & Leisure 1.75%

SJM Holdings Ltd.	150,380	424
Total Hong Kong		736

Indonesia 0.37%

Commercial Banks

PT Bank Negara Indonesia (Persero) Tbk	252,000	89

Italy 1.78%

Oil, Gas & Consumable Fuels

Eni SpA ADR	9,400	433

Japan 19.92%

Airlines 0.60%

Japan Airlines Co., Ltd.	2,400	145

Automobiles 3.31%

Nissan Motor Co., Ltd.	23,500	237
Toyota Motor Corp.	8,800	565
		802

Chemicals 1.14%

Asahi Kasei Corp.	36,715	277

Commercial Banks 1.51%

Bank of Yokohama Ltd. (The)	63,855	366

Diversified Financial Services 1.61%

ORIX Corp.	23,800	389

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL CORE EQUITY PORTFOLIO September 30, 2013

		U.S. $
		Fair Value
Investments	Shares	(000)
Japan (continued)

Electronic Equipment, Instruments & Components 3.41%

Hitachi Ltd.	58,500	$388
Murata Manufacturing Co., Ltd.	2,600	199
Omron Corp.	6,600	239
		826

Machinery 0.97%

NSK Ltd.	23,000	236

Oil, Gas & Consumable Fuels 0.29%

Inpex Corp.	6,000	71

Real Estate Management & Development 1.25%

Daiwa House Industry Co., Ltd.	16,000	302

Road & Rail 1.03%

East Japan Railway Co.	2,900	250

Tobacco 1.07%

Japan Tobacco, Inc.	7,200	260

Trading Companies & Distributors 3.32%

Mitsubishi Corp.	22,400	455
Sumitomo Corp.	25,900	350
		805

Wireless Telecommunication Services 0.41%

KDDI Corp.	1,930	99
Total Japan		4,828

Luxembourg 1.22%

Metals & Mining

ArcelorMittal Registered Shares	21,600	295

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL CORE EQUITY PORTFOLIO September 30, 2013

		U.S. $
		Fair Value
Investments	Shares	(000)
Mexico 0.63%

Real Estate Investment Trusts

Macquarie Mexico Real Estate Management SA de CV *	89,120	$152

Netherlands 5.67%

Beverages 1.04%

Heineken Holding NV	4,006	253

Diversified Financial Services 1.42%

ING Groep NV CVA *	30,216	343

Diversified Telecommunication Services 0.47%

Koninklijke KPN NV *	35,345	113

Food & Staples Retailing 1.28%

Koninklijke Ahold NV	17,950	311

Insurance 1.46%

Aegon NV	47,896	354
Total Netherlands		1,374

Norway 6.36%

Biotechnology 1.03%

Algeta ASA *	6,482	250

Commercial Banks 1.79%

DnB NOR ASA	28,597	434

Diversified Telecommunication Services 1.32%

Telenor ASA	14,033	321

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL CORE EQUITY PORTFOLIO September 30, 2013

		U.S. $
		Fair Value
Investments	Shares	(000)
Norway 6.36% (continued)

Energy Equipment & Services 1.07%

Ocean Rig UDW, Inc. *	14,200	$258

Insurance 1.15%

Storebrand ASA *	50,345	279
Total Norway		1,542

Portugal 1.75%

Oil, Gas & Consumable Fuels

Galp Energia SGPS SA	25,502	424

South Korea 3.48%

Chemicals 1.67%

LG Chem Ltd.	1,417	405

Commercial Banks 0.50%

DGB Financial Group, Inc.	7,950	120

Semiconductors & Semiconductor Equipment 1.31%

Samsung Electronics Co., Ltd.	250	318
Total South Korea		843

Spain 2.03%

Construction & Engineering 1.08%

Obrascon Huarte Lain SA	6,896	262

Media 0.95%

Mediaset Espana Comunicacion SA *	19,895	229
Total Spain		491

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL CORE EQUITY PORTFOLIO September 30, 2013

		U.S. $
		Fair Value
Investments	Shares	(000)
Sweden 0.95%

Household Durables

Electrolux AB Ser B	8,923	$231

Switzerland 4.52%

Chemicals 1.16%

Syngenta AG Registered Shares	686	280

Insurance 0.59%

Swiss Re Ltd. *	1,726	143

Pharmaceuticals 2.77%

Novartis AG Registered Shares	4,354	335
Roche Holding AG	1,247	337
		672
Total Switzerland		1,095

Taiwan 0.98%

Semiconductors & Semiconductor Equipment

Siliconware Precision Industries Co. ADR	41,100	238

Thailand 0.95%

Commercial Banks

Bangkok Bank Public Co., Ltd.	36,670	231

United Kingdom 18.69%

Airlines 1.36%

International Consolidated Airlines Group SA *	59,957	328

Commercial Banks 3.26%

Barclays plc *	24,824	32
Barclays plc	100,635	430

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL CORE EQUITY PORTFOLIO September 30, 2013

		U.S. $
		Fair Value
Investments	Shares	(000)
United Kingdom 18.69% (continued)

HSBC Holdings plc ADR	4,121	$224
Lloyds Banking Group plc *	88,004	105
		791
Electric: Utilities 0.93%

SSE plc	9,437	225

Food & Staples Retailing 1.04%

Tesco plc	43,488	253

Food Products 2.35%

Tate & Lyle plc	25,006	298
Unilever plc	6,959	271
		569

Household Durables 1.31%

Berkeley Group Holdings plc	9,465	317

Insurance 1.37%

Prudential plc	17,892	333

Media 1.81%

WPP plc	21,302	438

Metals & Mining 2.19%

Rio Tinto plc ADR	10,900	531

Multi-Utilities 0.66%

National Grid plc	13,616	161

Oil, Gas & Consumable Fuels 1.18%

Genel Energy plc *	18,850	286

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL CORE EQUITY PORTFOLIO September 30, 2013

		U.S. $
		Fair Value
Investments	Shares	(000)
United Kingdom 18.69% (continued)

Tobacco 1.23%

Imperial Tobacco Group plc	8,074	$298
Total United Kingdom		4,530

Total Common Stocks (cost $20,336,279)		22,778

	Principal
	Amount
	(000)
SHORT-TERM INVESTMENT 6.65%

Repurchase Agreement

Repurchase Agreement dated 9/30/2013, Zero Coupon due 10/1/2013 with Fixed Income Clearing Corp. collateralized by $1,590,000 of U.S. Treasury Note at 2.125% due 5/31/2015; value: $1,649,625; proceeds: $1,612,249 (cost $1,612,249)	$1,612	1,612

Total Investments in Securities 100.63% (cost $21,948,528)		24,390

Liabilities in Excess of Foreign Cash and Other Assets (0.63)%		(153)

Net Assets 100.00%		$24,237

ADR	American Depositary Receipt.

*	Non-income producing security.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL CORE EQUITY PORTFOLIO September 30, 2013

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks
Austria	$—	$340	$—	$340
Canada	255	—	—	255
China	—	237	—	237
Denmark	234	—	—	234
France(3)	—	2,047	—	2,047
Germany(4)	243	1,890	—	2,133
Hong Kong	—	736	—	736
Indonesia	—	89	—	89
Italy	433	—	—	433
Japan	—	4,828	—	4,828
Luxembourg	295	—	—	295
Mexico	152	—	—	152
Netherlands	—	1,374	—	1,374
Norway	258	1,284	—	1,542
Portugal	—	424	—	424
South Korea	—	843	—	843
Spain	—	491	—	491
Sweden	—	231	—	231
Switzerland	—	1,095	—	1,095
Taiwan	238	—	—	238
Thailand	—	231	—	231
United Kingdom	787	3,743	—	4,530
Repurchase Agreement	—	1,612	—	1,612
Total	$2,895	$21,495	$—	$24,390

(1)	Refer to note 2(j) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issues and/or geography.
(3)	Danone SA (France) transferred $96,173 from Level 1 to Level 2 during the period January 1, 2013 through September 30, 2013. For the period ended December 31, 2012, the security was valued using the last sale or official closing price on the exchange or system on which the foreign securities are principally traded which resulted in Level 1 inputs. As of September 30, 2013, the security utilized adjusted valuations (as described in Note (2j)) to more accurately reflect its fair value as of the close of regular trading on the NYSE, which resulted in Level 2 inputs.
(4)	Fresenius Se & Co. KGaA (Germany) transferred $67,890 from Level 2 to Level 1 during the period January 1, 2013 through September 30, 2013. For the period ended December 31, 2012, the security utilized adjusted valuations (as described in Note (2j)) to more accurately reflect their fair value as of the close of regular trading on the NYSE, which resulted in Level 2 inputs. As of September 30, 2013, the security was valued using the last sale or official closing price on the exchange or system on which the foreign securities are principally traded which resulted in Level 1 inputs.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO September 30, 2013

Investments	Shares	U.S. $ Fair Value (000)
COMMON STOCKS 96.66%

Australia 0.51%

Multi-Utilities

DUET Group	134,758	$274

Belgium 0.30%

Electric: Utilities

Elia System Operator SA	3,685	164

Canada 3.07%

Metals & Mining 1.00%

HudBay Minerals, Inc.	66,002	540

Oil, Gas & Consumable Fuels 0.99%

Lightstream Resources Ltd.	38,700	279
TORC Oil & Gas Ltd.	30,513	259
		538

Paper & Forest Products 1.08%

West Fraser Timber Co., Ltd.	6,497	585
Total Canada		1,663

Finland 0.98%

Leisure Equipment & Products

Amer Sports OYJ A Shares	26,186	530

France 3.46%

Auto Components 1.97%

Plastic Omnium SA	42,142	1,066

Electronic Equipment, Instruments & Components 1.49%

Ingenico	11,149	804
Total France		1,870

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO September 30, 2013

Investments	Shares	U.S. $ Fair Value (000)
Germany 8.37%

Chemicals 1.35%

Symrise GmbH & Co. AG	16,471	$730

Computers & Peripherals 1.38%

Wincor Nixdorf AG	11,988	748

Life Sciences Tools & Services 2.09%

Gerresheimer AG	11,030	660
Morphosys AG *	6,062	471
		1,131
Machinery 2.98%

Deutz AG *	66,451	600
DMG MORI SEIKI AG	21,464	585
Norma Group SE	8,827	425
		1,610

Real Estate Management & Development 0.57%

Patrizia Immobilien AG *	30,847	308
Total Germany		4,527

Hong Kong 6.66%

Auto Components 1.58%

Minth Group Ltd.	214,000	427
Nexteer Automotive Group Ltd.	1,188,000	429
		856

Communications Equipment 1.30%

VTech Holdings Ltd.	54,200	700

Energy Equipment & Services 1.07%

Hilong Holding Ltd.	995,000	580

Hotels, Restaurants & Leisure 1.13%

REXLot Holdings Ltd.	7,775,000	612

Household Durables 0.74%

Techtronic Industries Co.	154,000	401

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO September 30, 2013

Investments	Shares	U.S. $ Fair Value (000)
Hong Kong (continued)

Machinery 0.49%

Sinotruk Hong Kong Ltd.	522,500	$267

Multi-Line Retail 0.35%

Maoye International Holdings Ltd.	987,000	186
Total Hong Kong		3,602

Hungary 1.52%

Pharmaceuticals

EGIS Pharmaceuticals plc	6,551	825

India 0.79%

Consumer Finance

SKS Microfinance Ltd. *	207,692	426

Indonesia 1.09%

Commercial Banks 0.58%

Bank Tabungan Negara Persero Tbk PT	3,884,500	312

Consumer Finance 0.51%

PT Clipan Finance Indonesia Tbk	8,129,400	277
Total Indonesia		589

Ireland 1.26%

Health Care Providers & Services

UDG Healthcare plc	131,609	682

Italy 2.42%

Internet & Catalog Retail 1.20%

Yoox SpA *	18,979	651

Textiles, Apparel & Luxury Goods 1.22%

Brunello Cucinelli SpA	20,342	661
Total Italy		1,312

Japan 18.44%

Auto Components 1.32%

Keihin Corp.	44,100	713

Building Products 0.97%

Aica Kogyo Co., Ltd.	26,300	525

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO September 30, 2013

Investments	Shares	U.S. $ Fair Value (000)
Japan (continued)

Construction & Engineering 0.72%

SHO-BOND Holdings Co., Ltd.	8,600	$391

Diversified Financial Services 0.94%

Century Tokyo Leasing Corp.	16,100	507

Food & Staples Retailing 1.42%

Sundrug Co., Ltd.	15,400	769

Food Products 0.27%

Toyo Suisan Kaisha Ltd.	5,000	147

Health Care Equipment & Supplies 0.98%

Hogy Medical Co., Ltd.	9,600	532

Hotels, Restaurants & Leisure 1.15%

St. Marc Holdings Co., Ltd.	12,300	622

Household Durables 0.96%

Arnest One Corp.	11,100	262
Hajime Construction Co., Ltd.	4,000	260
		522

Information Technology Services 0.55%

Obic Co., Ltd.	9,200	298

Machinery 2.07%

Nabtesco Corp.	23,500	574
NSK Ltd.	53,000	544
		1,118

Personal Products 2.00%

Aderans Co., Ltd.	37,418	542
Kobayashi Pharmaceutical Co., Ltd.	9,400	538
		1,080

Real Estate Investment Trusts 1.39%

Kenedix Realty Investment Corp.	153	752

Real Estate Management & Development 1.33%

Iida Home Max	11,600	237
Takara Leben Co., Ltd.	140,400	482
		719

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO September 30, 2013

Investments	Shares	U.S. $ Fair Value (000)
Japan (continued)

Specialty Retail 1.65%

K’s Holdings Corp.	15,100	$413
United Arrows Ltd.	11,400	480
		893

Wireless Telecommunication Services 0.72%

Okinawa Cellular Telephone Co.	15,200	387
Total Japan		9,975

Mexico 1.31%

Construction & Engineering 0.49%

Empresas ICA SAB de CV *	124,300	265

Real Estate Investment Trusts 0.82%

Macquarie Mexico Real Estate Management SA de CV *	260,300	444
Total Mexico		709

Netherlands 3.78%

Construction & Engineering 1.15%

Arcadis NV	21,806	623

Machinery 1.51%

Aalberts Industries NV	30,667	817

Professional Services 1.12%

Brunel International NV	11,239	604
Total Netherlands		2,044

New Zealand 1.37%

Airlines

Air New Zealand Ltd.	590,722	743

Norway 2.26%

Biotechnology 0.49%
Algeta ASA *	6,891	266

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO September 30, 2013

Investments	Shares	U.S. $ Fair Value (000)
Norway (continued)

Energy Equipment & Services 0.91%

Dolphin Group AS *	433,185	$417
Electromagnetic GeoServices ASA *	62,170	78
		495

Oil, Gas & Consumable Fuels 0.86%

DNO International ASA *	208,517	463
Total Norway		1,224

Philippines 2.41%

Commercial Banks 1.12%

Rizal Commercial Banking Corp.	577,600	604

Real Estate Management & Development 1.29%

Filinvest Land, Inc.	19,050,000	699
Total Philippines		1,303

Spain 4.22%

Diversified Financial Services 0.80%

Bolsas y Mercados Espanoles SA	13,570	430

Food Products 2.07%

Ebro Foods SA	29,909	675
Viscofan SA	7,771	445
		1,120

Media 1.35%

Mediaset Espana Comunicacion SA *	63,543	732
Total Spain		2,282

Sweden 4.81%

Commercial Services & Supplies 3.20%

Intrum Justitia AB	35,323	946
Loomis AB	35,702	786
		1,732

Food & Staples Retailing 1.01%

Axfood AB	11,174	546
Personal Products 0.60%
Oriflame Cosmetics SA SDR	10,243	325
Total Sweden		2,603

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO September 30, 2013

Investments	Shares	U.S. $ Fair Value (000)
Switzerland 2.87%

Capital Markets 1.55%

EFG International AG *	60,007	$841

Household Durables 1.32%

Forbo Holding AG Registered Shares *	937	712
Total Switzerland		1,553

United Kingdom 24.76%

Capital Markets 3.76%

3i Group plc	100,770	593
Ashmore Group plc	87,796	554
Jupiter Fund Management plc	149,424	886
		2,033

Chemicals 1.38%

Essentra plc	61,558	746

Commercial Banks 0.61%

Bank of Georgia Holdings plc	10,515	329

Communications Equipment 0.86%

Spirent Communications plc	224,272	464

Electronic Equipment, Instruments & Components 1.79%

Diploma plc	46,681	494
Electrocomponents plc	106,182	474
		968

Food Products 1.00%

Devro plc	103,472	543

Hotels, Restaurants & Leisure 0.22%

Ladbrokes plc	44,598	122

Household Durables 0.67%

Berkeley Group Holdings plc	10,788	362

Independent Power Producers & Energy Traders 0.91%

APR Energy plc	31,246	491

Information Technology Services 0.53%

Innovation Group plc *	603,172	286

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO September 30, 2013

Investments	Shares	U.S. $ Fair Value (000)
United Kingdom (continued)

Insurance 1.03%

Catlin Group Ltd.	71,119	$557

Internet & Catalog Retail 1.01%

N Brown Group plc	64,663	549

Internet Software & Services 0.64%

Blinkx plc *	142,749	349

Oil, Gas & Consumable Fuels 1.75%

Afren plc *	136,271	305
Genel Energy plc *	42,488	644
		949

Professional Services 2.49%

Hays plc	309,893	594
Michael Page International plc	94,390	753
		1,347

Software 1.67%

Playtech plc	75,626	901

Specialty Retail 1.24%

Howden Joinery Group plc	141,861	670

Trading Companies & Distributors 3.20%

Ashtead Group plc	106,958	1,065
Speedy Hire plc	632,022	665
		1,730
Total United Kingdom		13,396

Total Common Stocks (cost $43,510,802)		52,296

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO September 30, 2013

	Principal Amount (000)	U.S. $ Fair Value (000)
SHORT-TERM INVESTMENT 2.94%

REPURCHASE AGREEMENT

Repurchase Agreement dated 9/30/2013, Zero Coupon due 10/1/2013 with Fixed Income Clearing Corp. collateralized by $1,635,000 of Federal Home Loan Mortgage Corp. at 0.42% due 6/19/2015; value: $1,628,486; proceeds: $1,591,758 (cost $1,591,758)	$1,592	$1,592

Total Investments in Securities 99.60% (cost $45,102,560)		53,888

Foreign Cash and Other Assets in Excess of Liabilities 0.40%		217

Net Assets 100.00%		$54,105

SDR	Special Drawing Rights.
*	Non-income producing security.

Open Forward Foreign Currency Exchange Contracts at September 30, 2013:
Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Hong Kong dollar	Buy	Morgan Stanley	10/7/2013	3,359,930	$433,316	$433,213	$(103)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO September 30, 2013

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)		Level 3 (000)	Total (000)
Common Stocks
Australia	$—	$274		$—	$274
Belgium	164	—		—	164
Canada	1,663	—		—	1,663
Finland	—	530		—	530
France	—	1,870		—	1,870
Germany	—	4,527		—	4,527
Hong Kong(3)	1,041	2,561		—	3,602
Hungary	—	825		—	825
India	—	426		—	426
Indonesia	—	589		—	589
Ireland	682	—		—	682
Italy	—	1,312		—	1,312
Japan	—	9,975		—	9,975
Mexico	709	—		—	709
Netherlands(3)	623	1,421		—	2,044
New Zealand	—	743		—	743
Norway	—	1,224		—	1,224
Philippines	—	1,303		—	1,303
Spain	445	1,837		—	2,282
Sweden	—	2,603		—	2,603
Switzerland	—	1,553		—	1,553
United Kingdom(3)	1,442	11,954		—	13,396
Repurchase Agreement	—	1,592		—	1,592
Total	$6,769	$47,119		$—	$53,888
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$—		$—	$—
Liabilities	—	—	(4)	—	—	(4)
Total	$—	$—	(4)	$—	$—	(4)

(1)	Refer to note 2(j) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issues and/or geography.
(3)	The following securities and respective amounts transferred from Level 2 to Level 1 during the period January 1, 2013 through September 30, 2013:

Arcadis NV (Netherlands)	$558,944
APR Energy plc (United Kingdom)	$396,557
RexLot Holdings Ltd. (Hong Kong)	$794,038
$1,749,539

The securities above utilized adjusted valuations (as described in Note (2j)) to more accurately reflect their fair value as of the close of regular trading on the NYSE, which resulted in Level 2 inputs at December 31, 2012. As of September 30, 2013, such securities were valued using the last sale or official closing price on the exchange or system on which the foreign securities are principally traded which resulted in Level 1 inputs.
(4)	Amount is less than $1,000.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO September 30, 2013

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.35%

Aerospace & Defense 0.99%

Esterline Technologies Corp.*	52,000	$4,154

Automobiles 0.53%

Harley-Davidson, Inc.	34,500	2,216

Beverages 0.60%

Beam, Inc.	39,300	2,541

Capital Markets 5.15%

Affiliated Managers Group, Inc.*	23,000	4,201
Ares Capital Corp.	293,500	5,075
Invesco Ltd.	136,800	4,364
Raymond James Financial, Inc.	118,444	4,935
TD Ameritrade Holding Corp.	117,000	3,063
Total		21,638

Chemicals 2.43%

Axiall Corp.	92,600	3,499
CF Industries Holdings, Inc.	10,000	2,108
Chemtura Corp.*	111,000	2,552
International Flavors & Fragrances, Inc.	25,000	2,058
Total		10,217

Commercial Banks 6.83%

CIT Group, Inc.*	134,900	6,579
Comerica, Inc.	136,000	5,346
Fifth Third Bancorp	260,600	4,701
M&T Bank Corp.	40,800	4,567
SunTrust Banks, Inc.	231,700	7,512
Total		28,705

Commercial Services & Supplies 0.64%

Tyco International Ltd. (Switzerland)(a)	77,000	2,693

Computers & Peripherals 2.16%

NCR Corp.*	159,900	6,334
NetApp, Inc.	64,500	2,749
Total		9,083

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO September 30, 2013

Investments	Shares	Fair Value (000)
Construction & Engineering 1.92%

Jacobs Engineering Group, Inc.*	70,700	$4,113
URS Corp.	73,500	3,951
Total		8,064

Containers & Packaging 0.58%

Rock-Tenn Co. Class A	24,000	2,430

Electric: Utilities 2.87%

ITC Holdings Corp.	27,500	2,581
NV Energy, Inc.	170,000	4,014
PPL Corp.	180,000	5,468
Total		12,063

Electronic Equipment, Instruments & Components 3.46%

Anixter International, Inc.*	62,900	5,514
Arrow Electronics, Inc.*	99,800	4,843
TE Connectivity Ltd. (Switzerland)(a)	80,600	4,174
Total		14,531

Energy Equipment & Services 2.27%

Atwood Oceanics, Inc.*	55,000	3,027
Rowan Cos., plc Class A*	83,200	3,055
Tidewater, Inc.	58,700	3,481
Total		9,563

Food Products 1.99%

Bunge Ltd.	77,300	5,868
Pinnacle Foods, Inc.	94,000	2,488
Total		8,356

Health Care Equipment & Supplies 0.85%

Hologic, Inc.*	173,000	3,572

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO September 30, 2013

Investments	Shares	Fair Value (000)
Health Care Providers & Services 6.88%

Cardinal Health, Inc.	68,600	$3,577
CIGNA Corp.	83,400	6,410
Community Health Systems, Inc.	108,400	4,499
DaVita HealthCare Partners, Inc.*	38,400	2,185
Humana, Inc.	48,500	4,526
Laboratory Corp. of America Holdings*	45,200	4,481
Universal Health Services, Inc. Class B	43,000	3,225
Total		28,903

Hotels, Restaurants & Leisure 1.53%

Hyatt Hotels Corp. Class A*	58,600	2,518
Orient-Express Hotels Ltd. Class A*	302,100	3,921
Total		6,439

Household Durables 2.33%

Jarden Corp.*	50,600	2,449
Lennar Corp. Class A	60,800	2,152
Tupperware Brands Corp.	60,200	5,200
Total		9,801

Information Technology Services 1.60%

Fidelity National Information Services, Inc.	145,000	6,734

Insurance 10.28%

ACE Ltd. (Switzerland)(a)	46,400	4,341
Allstate Corp. (The)	86,600	4,378
Brown & Brown, Inc.	76,700	2,462
Everest Re Group Ltd.	39,500	5,744
Hartford Financial Services Group, Inc.	296,000	9,212
Lincoln National Corp.	153,500	6,445
Marsh & McLennan Cos., Inc.	88,500	3,854
XL Group plc (Ireland)(a)	219,600	6,768
Total		43,204

Life Sciences Tools & Services 1.61%

Life Technologies Corp.*	17,400	1,302
PerkinElmer, Inc.	145,000	5,474
Total		6,776

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO September 30, 2013

Investments	Shares	Fair Value (000)
Machinery 5.11%

Dover Corp.	65,700	$5,902
IDEX Corp.	65,200	4,254
Oshkosh Corp.*	93,700	4,589
Pentair Ltd. Registered Shares (Switzerland)(a)	104,000	6,754
Total		21,499

Media 1.52%

Interpublic Group of Cos., Inc. (The)	371,800	6,388

Metals & Mining 2.04%

Allegheny Technologies, Inc.	103,800	3,168
Reliance Steel & Aluminum Co.	74,000	5,422
Total		8,590

Multi-Line Retail 1.07%

Macy’s, Inc.	103,800	4,491

Multi-Utilities 3.72%

CMS Energy Corp.	180,000	4,737
Sempra Energy	78,000	6,677
Wisconsin Energy Corp.	105,000	4,240
Total		15,654

Oil, Gas & Consumable Fuels 4.58%

Cimarex Energy Co.	28,200	2,718
Noble Energy, Inc.	68,200	4,570
Pioneer Natural Resources Co.	17,600	3,323
Range Resources Corp.	33,700	2,557
Southwestern Energy Co.*	81,000	2,947
Tesoro Corp.	71,500	3,145
Total		19,260

Paper & Forest Products 0.70%

International Paper Co.	65,900	2,952

Personal Products 0.78%

Avon Products, Inc.	159,600	3,288

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO September 30, 2013

Investments	Shares	Fair Value (000)
Pharmaceuticals 3.23%

Actavis, Inc.*	46,000	$6,624
Mylan, Inc.*	181,700	6,935
Total		13,559

Real Estate Investment Trusts 5.89%

BioMed Realty Trust, Inc.	182,900	3,400
Brandywine Realty Trust	181,300	2,390
Camden Property Trust	61,700	3,791
DDR Corp.	196,800	3,092
Liberty Property Trust	124,000	4,414
Macerich Co. (The)	42,200	2,382
Ventas, Inc.	34,700	2,134
Vornado Realty Trust	37,700	3,169
Total		24,772

Real Estate Management & Development 2.02%

Jones Lang LaSalle, Inc.	72,400	6,321
Realogy Holdings Corp.*	50,000	2,151
Total		8,472

Road & Rail 2.12%

Con-way, Inc.	17,300	746
Hertz Global Holdings, Inc.*	189,000	4,188
Ryder System, Inc.	66,400	3,964
Total		8,898

Semiconductors & Semiconductor Equipment 3.78%

Analog Devices, Inc.	100,800	4,743
NVIDIA Corp.	270,000	4,201
NXP Semiconductors NV (Netherlands)*(a)	114,500	4,260
Xilinx, Inc.	57,100	2,676
Total		15,880

Software 1.27%

Adobe Systems, Inc.*	41,000	2,130
Symantec Corp.	130,000	3,217
Total		5,347

Specialty Retail 1.89%

Chico’s FAS, Inc.	214,000	3,565
CST Brands, Inc.	80,500	2,399

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO September 30, 2013

Investments	Shares	Fair Value (000)
Specialty Retail (continued)

Pier 1 Imports, Inc.	101,000	$1,972
Total		7,936

Trading Companies & Distributors 1.61%

HD Supply Holdings, Inc.*	93,500	2,054
WESCO International, Inc.*	61,700	4,722
Total		6,776

Water Utilities 0.52%

American Water Works Co., Inc.	53,200	2,196

Total Common Stocks (cost $336,492,170)		417,641

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.33%

Repurchase Agreement

Repurchase Agreement dated 9/30/2013, Zero Coupon due 10/1/2013 with Fixed Income Clearing Corp. collateralized by $1,445,000 of Federal Home Loan Mortgage Corp. at 0.42% due 6/19/2015; value: $1,439,243; proceeds: $1,407,853 (cost $1,407,853)	$1,408	1,408

Total Investments in Securities 99.68% (cost $337,900,023)		419,049

Cash and Other Assets in Excess of Liabilities 0.32%		1,338

Net Assets 100.00%		$420,387

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO September 30, 2013

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$417,641	$—	$—	$417,641
Repurchase Agreement	—	1,408	—	1,408
Total	$417,641	$1,408	$—	$419,049

(1)	Refer to note 2(j) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended September 30, 2013.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
LONG-TERM INVESTMENTS 106.93%

ASSET-BACKED SECURITIES 10.64%

Automobiles 4.68%

Ally Auto Receivables Trust 2012-1 A3	0.93%	2/16/2016	$285		$285,880
Ally Auto Receivables Trust 2012-2 A3	0.74%	4/15/2016	198		198,268
Ally Auto Receivables Trust 2012-SN1 A2	0.51%	12/22/2014	208		208,001
Ally Auto Receivables Trust 2013-SN1 A2	0.52%	5/20/2015	385		384,540
AmeriCredit Automobile Receivables Trust 2011-4 A3	1.17%	5/9/2016	383		384,173
AmeriCredit Automobile Receivables Trust 2011-5 A2	1.19%	8/8/2015	44		44,396
AmeriCredit Automobile Receivables Trust 2012-1 A2	0.91%	10/8/2015	84		84,318
AmeriCredit Automobile Receivables Trust 2012-2 A2	0.76%	10/8/2015	45		44,778
AmeriCredit Automobile Receivables Trust 2012-3 A2	0.71%	12/8/2015	77		76,540
AmeriCredit Automobile Receivables Trust 2012-4 A2	0.49%	4/8/2016	334		334,280
AmeriCredit Automobile Receivables Trust 2013-1 A2	0.49%	6/8/2016	117		116,571
AmeriCredit Automobile Receivables Trust 2013-3 A2	0.68%	10/11/2016	110		110,063
AmeriCredit Automobile Receivables Trust 2013-4 A2	0.74%	11/8/2016	125		125,117
Capital Auto Receivables Asset Trust 2013-1 A1	0.47%	3/20/2015	95		94,932
CarMax Auto Owner Trust 2011-1 A3	1.29%	9/15/2015	46		45,819
CarMax Auto Owner Trust 2011-3 A3	1.07%	6/15/2016	171		171,880
CarMax Auto Owner Trust 2012-1 A2	0.59%	3/16/2015	19		19,113
CarMax Auto Owner Trust 2012-2 A2	0.64%	5/15/2015	46		45,590
CarMax Auto Owner Trust 2012-3 A2	0.43%	9/15/2015	155		155,073
Ford Credit Auto Lease Trust 2012-A A3	0.85%	1/15/2015	91		90,808
Honda Auto Receivables Owner Trust 2012-1 A3	0.77%	1/15/2016	230		230,623
Huntington Auto Trust 2012-2 A2	0.38%	9/15/2015	190		190,061
Hyundai Auto Lease Securitization Trust 2012-A A2†	0.68%	1/15/2015	27		27,085
Hyundai Auto Receivables Trust 2010-B A3	0.97%	4/15/2015	31		31,166
Hyundai Auto Receivables Trust 2013-C A2	0.57%	6/15/2016	400		400,214
Nissan Auto Lease Trust 2011-B A3	0.92%	2/16/2015	108		107,859
Nissan Auto Receivables Owner Trust 2012-A A2	0.54%	10/15/2014	3		2,878
Santander Drive Auto Receivables Trust 2011-4 A2	1.37%	3/16/2015	—	(a)	24
Santander Drive Auto Receivables Trust 2012-1 A2	1.25%	4/15/2015	56		56,293
Santander Drive Auto Receivables Trust 2012-2 A2	0.91%	5/15/2015	55		55,294
Santander Drive Auto Receivables Trust 2012-2 A3	1.22%	12/15/2015	80		80,193
Santander Drive Auto Receivables Trust 2012-3 A2	0.83%	4/15/2015	63		62,565
Santander Drive Auto Receivables Trust 2012-4 A2	0.79%	8/17/2015	138		138,153
Santander Drive Auto Receivables Trust 2012-4 A3	1.04%	8/15/2016	230		230,968
Santander Drive Auto Receivables Trust 2012-AA A2†	0.55%	2/16/2016	353		353,338
Santander Drive Auto Receivables Trust 2013-2 A2	0.47%	3/15/2016	122		122,211
Santander Drive Auto Receivables Trust 2013-3 A2	0.55%	9/15/2016	170		169,880
Toyota Auto Receivables Owner Trust 2013-B A2	0.48%	2/15/2016	190		190,094

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Volkswagen Auto Lease Trust 2012-A A3	0.87%		7/20/2015	$245	$245,714
World Omni Automobile Lease Securitization Trust 2011-A A3	1.49%		10/15/2014	5	5,107
Total					5,719,860

Credit Cards 3.09%

American Express Credit Account Master Trust 2007-2 A	0.232	%#	9/15/2016	335	334,830
Bank of America Credit Card Trust 2007-A6	0.242	%#	9/15/2016	150	149,987
Bank One Issuance Trust 2004-A3	0.352	%#	2/15/2017	115	114,947
Capital One Multi-Asset Execution Trust 2004-A1	0.392	%#	12/15/2016	130	129,989
Chase Issuance Trust 2011-A3	0.302	%#	12/15/2015	450	450,042
Chase Issuance Trust 2012-A1	0.282	%#	5/16/2016	525	525,094
Citibank Credit Card Issuance Trust 2003-A10	4.75%		12/10/2015	135	136,162
Citibank Credit Card Issuance Trust 2009-A4	4.90%		6/23/2016	440	454,349
Discover Card Execution Note Trust 2011-A1	0.532	%#	8/15/2016	450	450,514
Discover Card Execution Note Trust 2011-A3 A	0.392	%#	3/15/2017	300	300,170
Discover Card Execution Note Trust 2012-A2	0.332	%#	10/17/2016	285	285,129
Discover Card Master Trust I 2007-2 A	0.262	%#	9/15/2016	215	214,890
GE Capital Credit Card Master Note Trust 2011-1 A	0.732	%#	1/15/2017	225	225,214
Total					3,771,317

Home Equity 0.62%

Asset Backed Securities Corp. Home Equity Loan Trust Series NC 2006-HE4 A5	0.344	%#	5/25/2036	42	37,846
Home Equity Asset Trust 2006-6 2A2	0.294	%#	11/25/2036	84	83,811
Home Equity Asset Trust 2006-7 2A2	0.294	%#	1/25/2037	154	150,251
Home Equity Asset Trust 2006-8 2A2	0.289	%#	3/25/2037	69	68,601
Home Equity Loan Trust Series AEG 2006-HE1 A3	0.384	%#	1/25/2036	244	230,884
New Century Home Equity Loan Trust 2005-A A6	4.954%		8/25/2035	177	174,412
Option One Mortgage Loan Trust 2005-1 A4	0.984	%#	2/25/2035	16	15,215
Total					761,020

Other 2.25%

Carrington Mortgage Loan Trust 2005-NC3 A1D	0.514	%#	6/25/2035	2	1,505
First Franklin Mortgage Loan Trust 2006-FF17 A4	0.284	%#	12/25/2036	115	113,129
HLSS Servicer Advance Receivables Backed Notes 2012-T2 A2†	1.99%		10/15/2045	100	100,498
HLSS Servicer Advance Receivables Backed Notes 2013-T1 A2†	1.495%		1/16/2046	100	99,750
HLSS Servicer Advance Receivables Backed Notes 2013-T1 B2†	1.744%		1/16/2046	150	148,686

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

HLSS Servicer Advance Receivables Backed Notes 2013-T1 C1†	1.644%	1/15/2044	$100	$99,978
HLSS Servicer Advance Receivables Backed Notes 2013-T2 A2†	1.147%	5/16/2044	100	99,475
HLSS Servicer Advance Receivables Backed Notes 2013-T2 D2†	2.388%	5/16/2044	100	99,478
HLSS Servicer Advance Receivables Backed Notes 2013-T3 B3†	2.14%	5/15/2046	100	96,970
HLSS Servicer Advance Receivables Backed Notes 2013-T6 AT6†	1.287%	9/15/2044	170	170,063
M&T Bank Auto Receivables Trust 2013-1A A2†	0.66%	2/16/2016	360	360,179
Morgan Stanley ABS Capital I 2006-HE1 A3	0.364%#	1/25/2036	9	8,762
Nationstar Mortgage Advance Receivables Trust 2013-T1A A1†	1.08%	6/20/2044	100	99,963
Nationstar Mortgage Advance Receivables Trust 2013-T1A B1†	1.379%	6/20/2044	100	99,963
Nationstar Mortgage Advance Receivables Trust 2013-T1A D1†	2.239%	6/20/2044	100	99,975
Nationstar Mortgage Advance Receivables Trust 2013-T3A A3†	2.438%	6/20/2048	100	98,788
Saxon Asset Securities Trust 2006-3 A2	0.289%#	10/25/2046	3	3,178
Securitized Asset Backed Receivables LLC Trust 2005-FR5 A1B	0.464%#	8/25/2035	151	144,467
SLM Student Loan Trust 2006-4 A4	0.346%#	4/25/2023	184	184,364
SLM Student Loan Trust 2010-A 2A†	3.432%#	5/16/2044	70	73,993
SLM Student Loan Trust 2011-1 A1	0.699%#	3/25/2026	70	70,036
SLM Student Loan Trust 2012-C A1†	1.282%#	8/15/2023	371	372,242
Structured Asset Securities Corp. 2006-GEL3 A2†	0.414%#	7/25/2036	14	13,494
Structured Asset Securities Corp. 2007-BC2 A3	0.314%#	3/25/2037	95	92,453
Total				2,751,389

Total Asset-Backed Securities (cost $12,996,596)				13,003,586

CORPORATE BONDS 38.65%

Aerospace/Defense 0.01%

Embraer SA (Brazil)(b)	5.15%	6/15/2022	10	9,725

Apparel 0.48%

J. Crew Group, Inc.	8.125%	3/1/2019	175	185,281
PVH Corp.	7.75%	11/15/2023	341	395,172
Total				580,453

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Auto Parts: Original Equipment 0.20%

BorgWarner, Inc.	8.00%	10/1/2019	$174	$217,670
International Automotive Components Group SA (Luxembourg)†(b)	9.125%	6/1/2018	30	31,050
Total				248,720

Auto: Trucks & Parts 0.07%

Commercial Vehicle Group, Inc.	7.875%	4/15/2019	86	86,430

Automotive 0.46%

Ford Motor Co.	6.375%	2/1/2029	40	43,733
Ford Motor Co.	6.625%	10/1/2028	9	10,181
Ford Motor Co.	7.45%	7/16/2031	417	510,254
Total				564,168

Banks: Diversified 3.27%

Bank of America Corp.	5.625%	7/1/2020	70	78,541
Bank of America Corp.	5.875%	1/5/2021	170	192,956
Bank of America Corp.	7.625%	6/1/2019	425	521,779
Citigroup, Inc.	4.875%	5/7/2015	110	115,548
Citigroup, Inc.	8.50%	5/22/2019	342	437,326
DnB NOR Boligkreditt AS (Norway)†(b)	2.10%	10/14/2015	280	287,812
Goldman Sachs Group, Inc. (The)	5.25%	7/27/2021	72	77,824
Goldman Sachs Group, Inc. (The)	5.95%	1/15/2027	175	184,838
Goldman Sachs Group, Inc. (The)	7.50%	2/15/2019	605	731,832
JPMorgan Chase & Co.	4.35%	8/15/2021	202	209,594
Lloyds TSB Bank plc (United Kingdom)†(b)	6.50%	9/14/2020	102	112,758
Macquarie Bank Ltd. (Australia)†(b)	6.625%	4/7/2021	100	109,192
Morgan Stanley	4.10%	5/22/2023	75	70,090
Morgan Stanley	5.50%	7/28/2021	64	70,108
Morgan Stanley	7.30%	5/13/2019	250	299,489
National Savings Bank (Sri Lanka)†(b)	8.875%	9/18/2018	200	206,000
Regions Financial Corp.	7.75%	11/10/2014	8	8,594
Royal Bank of Canada (Canada)(b)	1.20%	9/19/2017	290	286,836
Total				4,001,117

Banks: Money Center 0.73%

BBVA Banco Continental SA (Peru)†(b)	5.00%	8/26/2022	200	192,500
Eurasian Development Bank (Kazakhstan)†(b)	5.00%	9/26/2020	240	237,300
Huntington Bancshares, Inc.	7.00%	12/15/2020	110	130,518
SVB Financial Group	5.375%	9/15/2020	161	177,710
Zions Bancorporation	4.50%	3/27/2017	40	42,033
Zions Bancorporation	4.50%	6/13/2023	118	117,240
Total				897,301

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Beverages 1.04%

Anheuser-Busch InBev Worldwide, Inc.	8.20%	1/15/2039	$139	$205,150
Central American Bottling Corp.†	6.75%	2/9/2022	6	6,090
Corporacion Lindley SA (Peru)†(b)	4.625%	4/12/2023	260	235,950
Cott Beverages, Inc.	8.375%	11/15/2017	75	78,656
Embotelladora Andina SA (Chile)†(b)	5.00%	10/1/2023	200	201,000
Fomento Economico Mexicano SAB de CV (Mexico)(b)	2.875%	5/10/2023	150	134,214
Fomento Economico Mexicano SAB de CV (Mexico)(b)	4.375%	5/10/2043	300	247,837
Pernod Ricard SA (France)†(b)	5.75%	4/7/2021	150	167,584
Total				1,276,481

Biotechnology Research & Production 0.42%

Amgen, Inc.	6.40%	2/1/2039	453	508,532

Brokers 0.37%

Jefferies Group, Inc.	6.875%	4/15/2021	50	55,709
Raymond James Financial, Inc.	8.60%	8/15/2019	310	391,957
Total				447,666

Building Materials 0.95%

Building Materials Corp. of America†	7.00%	2/15/2020	236	254,880
Nortek, Inc.	10.00%	12/1/2018	25	27,563
Owens Corning, Inc.	9.00%	6/15/2019	295	359,158
Voto-Votorantim Ltd.†	6.75%	4/5/2021	200	215,000
Votorantim Cimentos SA (Brazil)†(b)	7.25%	4/5/2041	200	184,250
Votorantim Overseas IV†	7.75%	6/24/2020	100	114,750
Total				1,155,601

Business Services 0.35%

Expedia, Inc.	5.95%	8/15/2020	51	53,384
Great Lakes Dredge & Dock Corp.	7.375%	2/1/2019	46	45,885
Iron Mountain, Inc.	8.375%	8/15/2021	208	224,640
Verisk Analytics, Inc.	4.125%	9/12/2022	85	84,138
Verisk Analytics, Inc.	4.875%	1/15/2019	13	14,031
Verisk Analytics, Inc.	5.80%	5/1/2021	3	3,321
Total				425,399

Cable Services 0.35%

Mediacom Communications Corp.	9.125%	8/15/2019	103	113,043
Time Warner Cable, Inc.	6.55%	5/1/2037	125	115,345
Time Warner Cable, Inc.	7.30%	7/1/2038	194	193,595
Total				421,983

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Chemicals 1.19%

Airgas, Inc.	7.125%	10/1/2018	$175	$181,235
CF Industries, Inc.	7.125%	5/1/2020	368	432,009
Methanex Corp. (Canada)(b)	5.25%	3/1/2022	390	405,233
Montell Finance Co. BV (Netherlands)†(b)	8.10%	3/15/2027	230	291,060
NewMarket Corp.	4.10%	12/15/2022	135	130,544
Yara International ASA (Norway)†(b)	5.25%	12/15/2014	15	15,670
Total				1,455,751

Communications Technology 0.28%

Juniper Networks, Inc.	4.60%	3/15/2021	333	340,749

Computer Hardware 0.25%

Hewlett-Packard Co.	6.125%	3/1/2014	300	306,541

Computer Software 0.57%

Autodesk, Inc.	3.60%	12/15/2022	150	142,498
Netflix, Inc.†	5.375%	2/1/2021	288	287,280
SunGard Data Systems, Inc.	7.375%	11/15/2018	250	265,625
Total				695,403

Consumer Products 0.19%

Tupperware Brands Corp.	4.75%	6/1/2021	225	228,620

Containers 0.42%

Crown Cork & Seal Co., Inc.	7.50%	12/15/2096	175	165,156
Rock-Tenn Co.	4.90%	3/1/2022	342	354,090
Total				519,246

Copper 0.04%

Southern Copper Corp.	5.25%	11/8/2042	63	51,124

Data Product, Equipment & Communications 0.31%

Fidelity National Information Services, Inc.	5.00%	3/15/2022	300	304,725
Total System Services, Inc.	3.75%	6/1/2023	75	69,557
Total				374,282

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power 1.48%

Black Hills Corp.	9.00%	5/15/2014	$153	$160,160
CEZ AS (Czech Republic)†(b)	4.25%	4/3/2022	100	100,400
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	56	64,662
Entergy Corp.	5.125%	9/15/2020	517	538,524
Indiantown Cogeneration LP	9.77%	12/15/2020	71	78,340
Listrindo Capital BV (Netherlands)†(b)	6.95%	2/21/2019	200	205,000
National Fuel Gas Co.	8.75%	5/1/2019	125	157,302
North American Energy Alliance LLC/North American Energy Alliance Finance Corp.	10.875%	6/1/2016	15	16,059
PPL WEM Holdings plc (United Kingdom)†(b)	5.375%	5/1/2021	325	354,126
Red Oak Power LLC	8.54%	11/30/2019	107	113,013
Texas-New Mexico Power Co.†	9.50%	4/1/2019	12	15,807
Total				1,803,393

Electrical: Household 0.06%

Energizer Holdings, Inc.	4.70%	5/19/2021	66	67,948

Electronics 0.23%

Jabil Circuit, Inc.	5.625%	12/15/2020	74	76,590
PerkinElmer, Inc.	5.00%	11/15/2021	200	206,801
Total				283,391

Energy Equipment & Services 0.62%

Cameron International Corp.	7.00%	7/15/2038	67	83,177
Energy Transfer Partners LP	6.125%	2/15/2017	58	65,660
Energy Transfer Partners LP	6.625%	10/15/2036	30	31,985
Energy Transfer Partners LP	7.50%	7/1/2038	80	92,645
Energy Transfer Partners LP	9.00%	4/15/2019	160	202,310
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	270	284,131
Total				759,908

Engineering & Contracting Services 0.14%

Aeropuertos Argentina 2000 SA (Argentina)†(b)	10.75%	12/1/2020	3	2,570
AGCO Corp.	5.875%	12/1/2021	27	29,369
URS Corp.†	5.50%	4/1/2022	135	136,055
Total				167,994

Entertainment 0.50%

Seminole Indian Tribe of Florida†	6.535%	10/1/2020	200	215,000
Seminole Indian Tribe of Florida†	7.75%	10/1/2017	374	397,609
Total				612,609

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Fertilizers 0.09%

Mosaic Global Holdings, Inc.	7.30%	1/15/2028	$90	$105,950

Financial Services 2.10%

Associates Corp. of North America	6.95%	11/1/2018	555	659,982
Dun & Bradstreet Corp. (The)	4.375%	12/1/2022	125	122,981
General Electric Capital Corp.	6.75%	3/15/2032	968	1,157,869
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.	7.375%	10/1/2017	187	196,584
Marsh & McLennan Cos., Inc.	9.25%	4/15/2019	50	64,890
Merrill Lynch & Co., Inc.	5.70%	5/2/2017	25	27,620
Nationstar Mortgage LLC/Nationstar Capital Corp.	6.50%	8/1/2018	50	50,500
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	9.50%	6/15/2019	127	139,065
Scottrade Financial Services, Inc.†	6.125%	7/11/2021	155	150,998
Total				2,570,489

Financial: Miscellaneous 0.48%

Compagnie de Financement Foncier SA (France)†(b)	1.016%#	4/17/2014	100	100,262
Moody’s Corp.	4.875%	2/15/2024	100	100,420
NASDAQ OMX Group, Inc. (The)	5.25%	1/16/2018	56	60,714
NASDAQ OMX Group, Inc. (The)	5.55%	1/15/2020	245	262,772
SLM Corp.	5.50%	1/15/2019	57	56,509
Total				580,677

Food 0.87%

Alicorp SAA (Peru)†(b)	3.875%	3/20/2023	300	266,250
Cencosud SA (Chile)†(b)	4.875%	1/20/2023	200	190,346
Cosan Luxembourg SA (Luxembourg)†(b)	5.00%	3/14/2023	200	180,500
Flowers Foods, Inc.	4.375%	4/1/2022	65	64,467
Grupo Bimbo SAB de CV (Mexico)†(b)	4.875%	6/30/2020	100	105,415
Minerva Luxembourg SA (Luxembourg)†(b)	7.75%	1/31/2023	220	207,900
Mondelez International, Inc.	6.50%	11/1/2031	45	51,991
Total				1,066,869

Gaming 0.02%

CCM Merger, Inc.†	9.125%	5/1/2019	25	26,187

Health Care Products 0.30%

Hanger, Inc.	7.125%	11/15/2018	100	107,000
Life Technologies Corp.	6.00%	3/1/2020	105	118,398
Mallinckrodt International Finance SA†	4.75%	4/15/2023	153	145,747
Total				371,145

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Care Services 0.26%

CHS/Community Health Systems, Inc.	8.00%	11/15/2019	$150	$158,062
Dignity Health	4.50%	11/1/2042	42	34,794
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.	8.00%	2/1/2018	114	120,840
Total				313,696

Household Equipment/Products 0.11%

YCC Holdings LLC/Yankee Finance, Inc. PIK	10.25%	2/15/2016	136	139,400

Industrial Products 0.31%

KOC Holding AS (Turkey)†(b)	3.50%	4/24/2020	200	171,800
Mueller Water Products, Inc.	7.375%	6/1/2017	206	212,180
Total				383,980

Insurance 0.59%

CNO Financial Group, Inc.†	6.375%	10/1/2020	184	193,200
Fidelity National Financial, Inc.	6.60%	5/15/2017	75	83,736
Markel Corp.	7.125%	9/30/2019	142	169,906
Trinity Acquisition plc (United Kingdom)(b)	6.125%	8/15/2043	175	171,648
Willis North America, Inc.	7.00%	9/29/2019	84	98,156
Total				716,646

Investment Management Companies 0.33%

Lazard Group LLC	6.85%	6/15/2017	180	204,192
Lazard Group LLC	7.125%	5/15/2015	146	158,085
Oaktree Capital Management LP†	6.75%	12/2/2019	40	45,220
Total				407,497

Leasing 0.25%

Penske Truck Leasing Co. LP/PTL Finance Corp.†	4.875%	7/11/2022	299	305,028

Leisure 0.64%

Carnival plc (United Kingdom)(b)	7.875%	6/1/2027	277	342,854
Easton-Bell Sports, Inc.	9.75%	12/1/2016	160	169,802
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027	249	263,940
Total				776,596

Lodging 0.57%

Host Hotels & Resorts LP	5.25%	3/15/2022	459	477,223
Hyatt Hotels Corp.†	6.875%	8/15/2019	130	150,525

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Lodging (continued)

Sugarhouse HSP Gaming Prop. Mezz. LP/Sugarhouse HSP Gaming Finance Corp.†	6.375%	6/1/2021	$75	$72,000
Total				699,748

Machinery: Agricultural 0.34%

Lorillard Tobacco Co.	8.125%	6/23/2019	235	285,264
Lorillard Tobacco Co.	8.125%	5/1/2040	105	127,261
Total				412,525

Machinery: Industrial/Specialty 0.03%

Cummins, Inc.	7.125%	3/1/2028	25	32,551

Machinery: Oil Well Equipment & Services 0.61%

National Oilwell Varco, Inc.	6.125%	8/15/2015	42	42,051
Pride International, Inc.	8.50%	6/15/2019	558	708,446
Total				750,497

Manufacturing 0.23%

Hillenbrand, Inc.	5.50%	7/15/2020	125	133,416
J.B. Poindexter & Co., Inc.†	9.00%	4/1/2022	139	146,645
Total				280,061

Media 1.38%

DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.	5.00%	3/1/2021	335	343,486
Globo Comunicacao e Participacoes SA (Brazil)†(b)	4.875%	4/11/2022	300	288,750
Interpublic Group of Cos., Inc. (The)	4.00%	3/15/2022	191	184,707
News America, Inc.	6.20%	12/15/2034	100	108,597
News America, Inc.	6.90%	8/15/2039	184	214,586
Time Warner, Inc.	7.625%	4/15/2031	394	491,675
Videotron Ltee (Canada)(b)	9.125%	4/15/2018	47	49,526
Total				1,681,327

Metal Fabricating 0.10%

Severstal Columbus LLC	10.25%	2/15/2018	115	122,762

Metals & Minerals: Miscellaneous 0.56%

Anglo American Capital plc (United Kingdom)†(b)	9.375%	4/8/2019	275	344,680
Barrick Gold Corp. (Canada)(b)	4.10%	5/1/2023	192	169,399
Barrick North America Finance LLC	4.40%	5/30/2021	87	80,964

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals & Minerals: Miscellaneous (continued)

Compass Minerals International, Inc.	8.00%	6/1/2019	$45	$48,375
KGHM International Ltd. (Canada)†(b)	7.75%	6/15/2019	35	36,313
Total				679,731

Miscellaneous 0.16%

Marfrig Holding Europe BV (Netherlands)†(b)	11.25%	9/20/2021	200	197,590

Natural Gas 0.06%

Southern Star Central Gas Pipeline, Inc.†	6.00%	6/1/2016	2	2,168
Spectra Energy Capital LLC	5.50%	3/1/2014	4	4,075
Tennessee Gas Pipeline Co.	8.375%	6/15/2032	52	68,688
Total				74,931

Oil 2.49%

Antero Resources Finance Corp.	7.25%	8/1/2019	62	65,720
BreitBurn Energy Partners LP/BreitBurn Finance Corp.	7.875%	4/15/2022	75	75,187
Canadian Oil Sands Ltd. (Canada)†(b)	7.75%	5/15/2019	210	255,204
Chaparral Energy, Inc.	7.625%	11/15/2022	50	51,000
Chaparral Energy, Inc.	8.25%	9/1/2021	85	90,100
CNOOC Curtis Funding No 1 Pty Ltd. (Australia)†(b)(c)	4.50%	10/3/2023	200	202,160
Concho Resources, Inc.	5.50%	4/1/2023	60	59,550
Continental Resources, Inc.	8.25%	10/1/2019	45	49,725
Ecopetrol SA (Colombia)(b)	5.875%	9/18/2023	250	260,625
Energy XXI Gulf Coast, Inc.	7.75%	6/15/2019	225	235,125
GeoPark Latin America Ltd. Agencia en Chile (Chile)†(b)	7.50%	2/11/2020	200	201,000
Kodiak Oil & Gas Corp.	8.125%	12/1/2019	106	116,335
McMoRan Exploration Co.	11.875%	11/15/2014	35	35,415
MEG Energy Corp. (Canada)†(b)	6.375%	1/30/2023	240	236,400
MEG Energy Corp. (Canada)†(b)	6.50%	3/15/2021	36	36,450
Plains All American Pipeline LP/PAA Finance Corp.	8.75%	5/1/2019	250	320,581
SEACOR Holdings, Inc.	7.375%	10/1/2019	290	304,560
SM Energy Co.	6.50%	1/1/2023	85	87,125
Valero Energy Corp.	10.50%	3/15/2039	51	75,216
Woodside Finance Ltd. (Australia)†(b)	8.75%	3/1/2019	225	287,296
Total				3,044,774

Oil: Crude Producers 1.32%

Enable Oklahoma Interstate Transmission LLC†	6.875%	7/15/2014	13	13,449
Enbridge Energy Partners LP	9.875%	3/1/2019	225	295,209
Enterprise Products Operating LLC	7.55%	4/15/2038	248	316,528
Kerr-McGee Corp.	7.125%	10/15/2027	55	66,051
Kinder Morgan Finance Co. LLC†	6.00%	1/15/2018	54	58,834
Maritimes & Northeast Pipeline LLC†	7.50%	5/31/2014	252	260,891

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers (continued)

Pacific Rubiales Energy Corp. (Canada)†(b)	5.125%	3/28/2023	$250	$225,312
Plains Exploration & Production Co.	6.125%	6/15/2019	110	117,999
Plains Exploration & Production Co.	6.75%	2/1/2022	50	53,554
Regency Energy Partners LP/Regency Energy Finance Corp.†	4.50%	11/1/2023	25	22,750
Regency Energy Partners LP/Regency Energy Finance Corp.	6.875%	12/1/2018	25	27,000
Ruby Pipeline LLC†	6.00%	4/1/2022	146	159,066
Southeast Supply Header LLC†	4.85%	8/15/2014	2	2,065
Total				1,618,708

Oil: Integrated Domestic 0.48%

Kinder Morgan Energy Partners LP	6.95%	1/15/2038	30	33,921
Rowan Cos., Inc.	7.875%	8/1/2019	461	556,344
Total				590,265

Oil: Integrated International 1.47%

ENI SpA (Italy)†(b)	5.70%	10/1/2040	500	475,907
Petrobras International Finance Co. (Brazil)(b)	6.875%	1/20/2040	2	1,985
Petrohawk Energy Corp.	6.25%	6/1/2019	72	79,110
Petrohawk Energy Corp.	7.25%	8/15/2018	254	276,225
Petrohawk Energy Corp.	7.875%	6/1/2015	2	2,041
Petrohawk Energy Corp.	10.50%	8/1/2014	54	55,933
Transocean, Inc.	2.50%	10/15/2017	90	90,328
Transocean, Inc.	6.375%	12/15/2021	316	351,824
Weatherford International Ltd.	4.50%	4/15/2022	11	10,906
Weatherford International Ltd.	9.625%	3/1/2019	175	220,567
Weatherford International Ltd.	9.875%	3/1/2039	175	236,788
Total				1,801,614

Paper & Forest Products 0.77%

Georgia-Pacific LLC	8.875%	5/15/2031	540	747,932
Plum Creek Timberlands LP	4.70%	3/15/2021	171	176,503
West Fraser Timber Co. Ltd. (Canada)†(b)	5.20%	10/15/2014	10	10,400
Total				934,835

Plastics 0.17%

Plastipak Holdings, Inc.†	10.625%	8/15/2019	180	205,024

Real Estate Investment Trusts 1.12%

American Tower Corp.	5.05%	9/1/2020	166	172,442
Corrections Corp. of America	4.125%	4/1/2020	22	20,955

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts (continued)

DDR Corp.	5.50%	5/1/2015	$25	$26,630
EPR Properties	5.25%	7/15/2023	150	145,904
EPR Properties	7.75%	7/15/2020	257	291,909
Goodman Funding Pty Ltd. (Australia)†(b)	6.375%	11/12/2020	250	278,558
Kilroy Realty LP	6.625%	6/1/2020	307	348,278
Weyerhaeuser Co.	7.375%	10/1/2019	65	79,360
Total				1,364,036

Retail 1.27%

CDR DB Sub, Inc.†	7.75%	10/15/2020	121	121,605
Family Dollar Stores, Inc.	5.00%	2/1/2021	225	236,207
QVC, Inc.†	7.375%	10/15/2020	937	1,018,557
SACI Falabella (Chile)†(b)	3.75%	4/30/2023	200	179,000
Total				1,555,369

Savings & Loan 0.26%

First Niagara Financial Group, Inc.	7.25%	12/15/2021	277	322,689

Steel 0.81%

Allegheny Ludlum Corp.	6.95%	12/15/2025	75	78,822
Allegheny Technologies, Inc.	5.875%	8/15/2023	100	101,327
Allegheny Technologies, Inc.	9.375%	6/1/2019	290	354,017
Severstal OAO Via Steel Capital SA (Luxembourg)†(b)	4.45%	3/19/2018	200	196,250
Valmont Industries, Inc.	6.625%	4/20/2020	224	258,096
Total				988,512

Telecommunications 1.52%

Consolidated Communications Finance Co.	10.875%	6/1/2020	267	307,050
GTE Corp.	6.94%	4/15/2028	246	282,671
Millicom International Cellular SA (Luxembourg)†(b)	4.75%	5/22/2020	200	186,500
Qwest Communications International, Inc.	7.125%	4/1/2018	201	208,789
Telemovil Finance Co., Ltd. (El Salvador)†(b)	8.00%	10/1/2017	150	157,125
Verizon Communications, Inc.	5.15%	9/15/2023	575	617,484
Verizon Communications, Inc.	7.75%	12/1/2030	75	92,465
Total				1,852,084

Tobacco 0.39%

Altria Group, Inc.	9.95%	11/10/2038	318	476,095

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Transportation: Miscellaneous 0.71%

Marquette Transportation Co./Marquette Transportation Finance Corp.	10.875%	1/15/2017	$150	$159,000
Transportadora de Gas del Sur SA (Argentina)†(b)	7.875%	5/14/2017	1	915
Viterra, Inc. (Canada)†(b)	5.95%	8/1/2020	676	707,051
Total				866,966

Utilities 0.33%

Public Service Co. of New Mexico	7.95%	5/15/2018	179	215,686
Williams Cos., Inc. (The)	8.75%	3/15/2032	152	185,690
Total				401,376

Utilities: Electrical 0.17%
Otter Tail Corp.	9.00%	12/15/2016	15	17,479
Tennessee Valley Authority	3.50%	12/15/2042	240	196,338
Total				213,817

Total Corporate Bonds (cost $48,079,251)				47,222,582

FOREIGN GOVERNMENT OBLIGATIONS 2.08%

Armenia 0.16%

Republic of Armenia†(b)	6.00%	9/30/2020	200	195,126

Bermuda 0.25%

Bermuda Government†	4.138%	1/3/2023	200	193,000
Bermuda Government†	5.603%	7/20/2020	100	107,600
Total				300,600

Bolivia 0.16%

Bolivia Government†(b)	5.95%	8/22/2023	200	192,500

Brazil 0.04%

Federal Republic of Brazil(b)	8.25%	1/20/2034	40	52,300

Colombia 0.16%

Republic of Colombia(b)	4.00%	2/26/2024	200	196,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Ghana 0.16%

Republic of Ghana†(b)	7.875%	8/7/2023	$200	$195,000

Indonesia 0.16%

Perusahaan Penerbit SBSN†(b)	4.00%	11/21/2018	200	194,500

Mexico 0.07%

United Mexican States(b)(c)	4.00%	10/2/2023	84	83,580

Panama 0.06%

Republic of Panama(b)	6.70%	1/26/2036	64	73,440

Philippines 0.21%

Republic of Philippines(b)	7.50%	9/25/2024	200	251,000

Russia 0.17%

Russian Eurobonds†(b)	4.875%	9/16/2023	200	205,000

South Africa 0.17%

Republic of South Africa(b)	5.875%	9/16/2025	200	210,850

Turkey 0.17%

Republic of Turkey(b)	5.625%	3/30/2021	200	208,800

Uruguay 0.06%

Republic of Uruguay(b)	4.50%	8/14/2024	74	75,295

Venezuela 0.08%

Republic of Venezuela(b)	9.375%	1/13/2034	131	104,145

Total Foreign Government Obligations (cost $2,617,959)				2,538,636

GOVERNMENT SPONSORED ENTERPRISES BONDS 3.59%

Federal Home Loan Mortgage Corp.	2.375%	1/13/2022	3,806	3,711,276
Federal National Mortgage Assoc.	1.875%	9/18/2018	665	672,984

Total Government Sponsored Enterprises Bonds (cost $4,340,011)				4,384,260

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 22.28%

Federal Home Loan Mortgage Corp.(d)	3.00%	TBA	$3,780	$3,908,166
Federal Home Loan Mortgage Corp.(d)	3.50%	TBA	2,195	2,228,611
Federal Home Loan Mortgage Corp.	5.00%	9/1/2020 - 6/1/2026	203	217,839
Federal National Mortgage Assoc.(d)	3.50%	TBA	2,400	2,443,875
Federal National Mortgage Assoc.(d)	4.50%	TBA	1,500	1,602,422
Federal National Mortgage Assoc.	4.50%	11/1/2018	356	378,630
Federal National Mortgage Assoc. (d)	5.50%	TBA	10,290	11,209,929
Federal National Mortgage Assoc.	5.50%	11/1/2034 - 2/1/2038	853	932,944
Federal National Mortgage Assoc.	6.00%	11/1/2036	1	947
Government National Mortgage Assoc.(d)	3.50%	TBA	1,240	1,275,069
Government National Mortgage Assoc.(d)	4.00%	TBA	2,870	3,027,850

Total Government Sponsored Enterprises Pass-Throughs (cost $27,133,707)				27,226,282

MUNICIPAL BONDS 1.93%

Education 0.11%

University of California	6.27%	5/15/2031	125	134,709

Electric Revenue Bonds 0.15%

American Municipal Power, Inc.	7.834%	2/15/2041	150	188,103

Other Revenue 1.12%

Chicago, IL	6.845%	1/1/2038	235	250,978
Dallas Convention Center Hotel	7.088%	1/1/2042	75	86,956
Miami Dade Cnty, FL	6.91%	7/1/2039	65	70,653
Nashville & Davidson Cnty, TN	6.731%	7/1/2043	40	44,675
New York City	6.646%	12/1/2031	50	55,854
San Diego Cnty Regl Arpt Auth	6.628%	7/1/2040	400	436,136
Southern California Metro Wtr	6.538%	7/1/2039	155	168,452
Southern California Metro Wtr	6.947%	7/1/2040	60	67,305
Univ of Massachusetts Bldg Auth	6.573%	5/1/2039	175	191,271
Total				1,372,280

Transportation 0.20%

Clark Cnty Arpt Dept of Avia	6.881%	7/1/2042	135	146,367

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Transportation (continued)

Metropolitan Washington Arpt	7.462%	10/1/2046	$80	$91,076
Total				237,443

Utilities 0.35%

City of Chicago IL Waterworks	6.742%	11/1/2040	75	82,154
Los Angeles Dept Wtr & Pwr, CA	7.003%	7/1/2041	30	33,005
Municipal Elec Auth of Georgia	7.055%	4/1/2057	27	26,384
New York City Wtr & Swr Sys	5.79%	6/15/2041	45	46,999
New York City Wtr & Swr Sys	6.282%	6/15/2042	30	32,544
New York City Wtr & Swr Sys	6.491%	6/15/2042	80	87,570
San Francisco Pub Util Comm, CA	6.00%	11/1/2040	60	67,531
San Francisco Pub Util Comm, CA	6.00%	11/1/2040	50	56,430
Total				432,617

Total Municipal Bonds (cost $2,448,785)				2,365,152

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 3.17%

Banc of America Funding Corp. 2007-6 A1	0.474%#	7/25/2037	16	13,467
Bear Stearns ALT-A Trust 2004-8 1A	0.884%#	9/25/2034	170	163,558
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW12 AAB	5.686%#	9/11/2038	9	9,584
Cobalt Commercial Trust Mortgage Pass-Through Certificates 2007-C2 AMFX	5.526%	4/15/2047	165	182,632
Commercial Mortgage Pass-Through Certificates 2013-LC6 AM	3.282%	1/10/2046	270	257,728
Commercial Mortgage Pass-Through Certificates 2013-WWP D†	3.898%	3/10/2031	355	310,423
Credit Suisse Mortgage Capital Certificates 2013-TH1 A1†	2.13%	2/25/2043	93	88,363
Granite Master Issuer plc 2005-1 A4(b)	0.38%#	12/20/2054	65	64,083
GS Mortgage Securities Corp. II 2005-GG4 AABA	4.68%	7/10/2039	2	2,262
GS Mortgage Securities Corp. II 2006-GG6 A2	5.506%	4/10/2038	3	2,849
GS Mortgage Securities Corp. II 2011-GC3 A2†	3.645%	3/10/2044	170	178,989
LB-UBS Commercial Mortgage Trust 2006-C4 AM	6.075%#	6/15/2038	240	261,184
LB-UBS Commercial Mortgage Trust 2006-C7 AM	5.378%	11/15/2038	40	43,070
MASTR Asset Securitization Trust 2006-3 1A3	6.00%	10/25/2036	17	16,693
MASTR Asset Securitization Trust 2006-3 1A8	6.00%	10/25/2036	20	19,025
Merrill Lynch Mortgage Investors, Inc. 2006-AF2 AF1	6.25%	10/25/2036	47	42,610
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 C	4.328%#	2/15/2046	45	42,145
Sequoia Mortgage Trust 2012-5 A	2.50%	11/25/2042	86	83,531
Sequoia Mortgage Trust 2012-6 A2	1.808%	12/25/2042	90	84,056
Sequoia Mortgage Trust 2013-1 2A1	1.855%	2/25/2043	82	72,326
Sequoia Mortgage Trust 2013-2 A1	1.874%	2/25/2043	115	100,425
Springleaf Mortgage Loan Trust 2012-3A A†	1.57%	12/25/2059	156	154,695

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Springleaf Mortgage Loan Trust 2013-1A A†	1.27%	6/25/2058	$153	$150,783
Structured Asset Securities Corp. 2006-3H 1A2	5.75%	12/25/2035	20	20,642
UBS-BAMLL Trust 2012-WRM E†	4.238%#	6/10/2030	595	505,680
UBS-Barclays Commercial Mortgage Trust 2012-C3 B†	4.365%	8/10/2049	200	200,270
VNO Mortgage Trust 2012-6AVE E†	3.448%#	11/15/2030	100	85,032
Wachovia Bank Commercial Mortgage Trust 2007-C30 A3	5.246%	12/15/2043	6	5,669
Wells Fargo Commercial Mortgage Trust 2013-120B D†	2.80%#	3/18/2028	370	328,117
Wells Fargo Commercial Mortgage Trust 2013-LC12 D†	4.44%#	7/15/2046	364	301,294
WF-RBS Commercial Mortgage Trust 2012-C6 AS	3.835%	4/15/2045	85	85,497

Total Non-Agency Commercial Mortgage-Backed Securities (cost $4,034,905)				3,876,682

U.S. TREASURY OBLIGATIONS 24.59%

U.S. Treasury Bond	2.875%	5/15/2043	3,926	3,332,805
U.S. Treasury Note	0.25%	4/15/2016	4,078	4,055,061
U.S. Treasury Note	0.375%	3/15/2015	16,913	16,954,623
U.S. Treasury Note	0.625%	7/15/2014	3,235	3,248,584
U.S. Treasury Note	1.50%	8/31/2018	2,443	2,459,510

Total U.S. Treasury Obligations (cost $30,005,404)				30,050,583

Total Long-Term Investments (cost $131,656,618)				130,667,763

SHORT-TERM INVESTMENTS 13.87%

U.S. TREASURY OBLIGATION 4.26%

U.S. Treasury Note (cost $5,200,243)	0.125%	12/31/2013	5,200	5,201,217

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
REPURCHASE AGREEMENT 9.61%

Repurchase Agreement dated 9/30/2013, Zero Coupon due 10/1/2013 with Fixed Income Clearing Corp. collateralized by $11,550,000 of U.S. Treasury Note at 2.125% due 5/31/2015; value: $11,983,125; proceeds: $11,746,031 (cost $11,746,031)			$11,746	$11,746,031

Total Short-Term Investments (cost $16,946,274)				16,947,248

Total Investments in Securities 120.80% (cost $148,602,892)				147,615,011

Liabilities in Excess of Other Assets (20.80%)				(25,421,762)

Net Assets 100.00%				$122,193,249

PIK	Payment-in-kind.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2013.
(a)	Amount is less than $1,000.
(b)	Foreign security traded in U.S. dollars.
(c)	Securities purchased on a when-issued basis (See Note 2 (g)).
(d)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2013

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$13,003,586	$—	$13,003,586
Corporate Bonds	—	47,222,582	—	47,222,582
Foreign Government Obligations	—	2,538,636	—	2,538,636
Government Sponsored Enterprises Bonds	—	4,384,260	—	4,384,260
Government Sponsored Enterprises Pass-Throughs	—	27,226,282	—	27,226,282
Municipal Bonds	—	2,365,152	—	2,365,152
Non-Agency Commercial Mortgage-Backed Securities	—	3,876,682	—	3,876,682
U.S. Treasury Obligations	—	35,251,800	—	35,251,800
Repurchase Agreement	—	11,746,031	—	11,746,031
Total	$—	$147,615,011	$—	$147,615,011

(1)	Refer to note 2(j) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended September 30, 2013.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - VALUE OPPORTUNITIES PORTFOLIO September 30, 2013

Investments	Shares	Fair Value
COMMON STOCKS 103.32%

Aerospace & Defense 0.27%

Hexcel Corp.*	20	$776

Airlines 0.80%

Spirit Airlines, Inc.*	45	1,542
US Airways Group, Inc.*	40	759
Total		2,301

Auto Components 0.60%

Tenneco, Inc.*	34	1,717

Beverages 0.92%

Beam, Inc.	41	2,651

Biotechnology 0.60%

Myriad Genetics, Inc.*	73	1,715

Building Products 0.77%

Fortune Brands Home & Security, Inc.	53	2,206

Capital Markets 3.61%

Ares Capital Corp.	193	3,337
Raymond James Financial, Inc.	85	3,542
Waddell & Reed Financial, Inc. Class A	68	3,501
Total		10,380

Chemicals 1.42%

Axiall Corp.	22	831
Chemtura Corp.*	122	2,805
OM Group, Inc.*	13	439
Total		4,075

Commercial Banks 10.02%

BOK Financial Corp.	36	2,281
CapitalSource, Inc.	483	5,738
City National Corp.	31	2,066
Comerica, Inc.	97	3,813
East West Bancorp, Inc.	131	4,185
FirstMerit Corp.	166	3,604
Signature Bank*	40	3,661
Western Alliance Bancorp*	184	3,483
Total		28,831

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - VALUE OPPORTUNITIES PORTFOLIO September 30, 2013

Investments	Shares	Fair Value
Commercial Services & Supplies 0.49%

Waste Connections, Inc.	31	$1,408

Computers & Peripherals 2.12%

NCR Corp.*	154	6,100

Construction & Engineering 1.19%

Jacobs Engineering Group, Inc.*	59	3,433

Containers & Packaging 3.13%

Berry Plastics Group, Inc.*	139	2,776
Rock-Tenn Co. Class A	46	4,658
Sealed Air Corp.	58	1,577
Total		9,011

Electric: Utilities 2.60%

Cleco Corp.	32	1,435
ITC Holdings Corp.	33	3,098
NV Energy, Inc.	125	2,951
Total		7,484

Electronic Equipment, Instruments & Components 1.35%

Amphenol Corp. Class A	30	2,321
FLIR Systems, Inc.	50	1,570
Total		3,891

Energy Equipment & Services 5.74%

Bristow Group, Inc.	34	2,474
GulfMark Offshore, Inc. Class A	55	2,799
Helix Energy Solutions Group, Inc.*	167	4,237
Helmerich & Payne, Inc.	62	4,275
Superior Energy Services, Inc.*	109	2,729
Total		16,514

Food Products 2.68%

Bunge Ltd.	39	2,961
Ingredion, Inc.	38	2,514
Pinnacle Foods, Inc.	85	2,250
Total		7,725

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - VALUE OPPORTUNITIES PORTFOLIO September 30, 2013

Investments	Shares	Fair Value
Health Care Providers & Services 5.02%

Community Health Systems, Inc.	55	$2,282
ExamWorks Group, Inc.*	97	2,521
Hanger, Inc.*	74	2,498
MEDNAX, Inc.*	44	4,418
Team Health Holdings, Inc.*	72	2,732
Total		14,451

Hotels, Restaurants & Leisure 2.61%

Life Time Fitness, Inc.*	52	2,676
Red Robin Gourmet Burgers, Inc.*	45	3,200
Royal Caribbean Cruises Ltd.	43	1,646
Total		7,522

Household Durables 4.06%

Jarden Corp.*	126	6,098
Mohawk Industries, Inc.*	43	5,601
Total		11,699

Information Technology Services 5.37%

Acxiom Corp.*	69	1,959
Alliance Data Systems Corp.*	16	3,384
Amdocs Ltd.	80	2,931
Fidelity National Information Services, Inc.	85	3,947
Sapient Corp.*	208	3,239
Total		15,460

Insurance 7.86%

Arch Capital Group Ltd.*	84	4,547
Brown & Brown, Inc.	71	2,279
Everest Re Group Ltd.	24	3,490
Hartford Financial Services Group, Inc.	149	4,637
HCC Insurance Holdings, Inc.	104	4,557
Markel Corp.*	6	3,107
Total		22,617

Internet Software & Services 1.71%

Akamai Technologies, Inc.*	95	4,911

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - VALUE OPPORTUNITIES PORTFOLIO September 30, 2013

Investments	Shares	Fair Value
Leisure Equipment & Products 1.23%

Brunswick Corp.	89	$3,552

Life Sciences Tools & Services 2.39%

PerkinElmer, Inc.	118	4,454
Quintiles Transnational Holdings, Inc.*	54	2,424
Total		6,878

Media 2.20%

Interpublic Group of Cos., Inc. (The)	218	3,745
New York Times Co. (The) Class A*	205	2,577
Total		6,322

Metals & Mining 3.49%

Allegheny Technologies, Inc.	104	3,174
Carpenter Technology Corp.	31	1,801
Reliance Steel & Aluminum Co.	69	5,056
Total		10,031

Multi-Utilities 2.27%

CMS Energy Corp.	125	3,290
Wisconsin Energy Corp.	80	3,230
Total		6,520

Oil, Gas & Consumable Fuels 2.64%

Cimarex Energy Co.	43	4,145
EQT Corp.	39	3,460
Total		7,605

Pharmaceuticals 2.05%

Actavis, Inc.*	41	5,904

Professional Services 1.03%

Robert Half International, Inc.	76	2,966

Real Estate Investment Trusts 5.35%

BioMed Realty Trust, Inc.	171	3,179
Brandywine Realty Trust	223	2,939
Camden Property Trust	47	2,888
DDR Corp.	201	3,158
Liberty Property Trust	91	3,239
Total		15,403

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - VALUE OPPORTUNITIES PORTFOLIO September 30, 2013

Investments	Shares	Fair Value
Real Estate Management & Development 0.57%

Realogy Holdings Corp.*	38	$1,635

Road & Rail 2.34%

Genesee & Wyoming, Inc. Class A*	28	2,603
Hertz Global Holdings, Inc.*	64	1,418
Swift Transportation Co.*	134	2,706
Total		6,727

Semiconductors & Semiconductor Equipment 1.68%

Lam Research Corp.*	45	2,304
Synaptics, Inc.*	57	2,524
Total		4,828

Software 1.46%

Rovi Corp.*	219	4,198

Specialty Retail 4.55%

Chico’s FAS, Inc.	146	2,432
Dick’s Sporting Goods, Inc.	46	2,456
GameStop Corp. Class A	65	3,227
Penske Automotive Group, Inc.	79	3,376
Tiffany & Co.	21	1,609
Total		13,100

Textiles, Apparel & Luxury Goods 0.49%

PVH Corp.	12	1,424

Trading Companies & Distributors 3.03%

HD Supply Holdings, Inc.*	66	1,450
TAL International Group, Inc.	72	3,365
United Rentals, Inc.*	67	3,905
Total		8,720

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - VALUE OPPORTUNITIES PORTFOLIO September 30, 2013

Investments	Shares	Fair Value
Water Utilities 1.61%

American Water Works Co., Inc.	112	$4,623
Total Common Stocks (cost $238,851)		297,314
Liabilities in Excess of Cash and Other Assets (3.32)%		(9,549)

Net Assets 100%		$287,765

*	Non-income producing security.

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Common Stocks	$297,314	$—	$—	$297,314
Total	$297,314	$—	$—	$297,314

(1)	Refer to note 2(j) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended September 30, 2013.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of the following twelve portfolios (separately, a “Fund” and collectively, the “Funds”): Bond-Debenture Portfolio (“Bond Debenture”), Calibrated Dividend Growth Portfolio (“Calibrated Dividend Growth”), Classic Stock Portfolio (“Classic Stock”), Developing Growth Portfolio (“Developing Growth”), Fundamental Equity Portfolio (“Fundamental Equity”), Growth and Income Portfolio (“Growth and Income”), Growth Opportunities Portfolio (“Growth Opportunities”), International Core Equity Portfolio (“International Core Equity”), International Opportunities Portfolio (“International Opportunities”), Mid Cap Stock Portfolio (“Mid Cap Stock”), Total Return Portfolio (“Total Return”) and Value Opportunities Portfolio (“Value Opportunities”). Each Fund is diversified as defined in the Act.

The investment objective of Bond Debenture is to seek high current income and the opportunity for capital appreciation to produce a high total return. The investment objective of Calibrated Dividend Growth is to seek current income and capital appreciation. The investment objective of Classic Stock is growth of capital and growth of income consistent with reasonable risk. The investment objective of Developing Growth is long-term growth of capital. The investment objective of Fundamental Equity and Growth and Income is long-term growth of capital and income without excessive fluctuations in market value. The investment objective of Growth Opportunities is capital appreciation. The investment objective of International Core Equity, International Opportunities and Value Opportunities is long-term capital appreciation. The investment objective of Mid Cap Stock is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace. The investment objective of Total Return is to seek income and capital appreciation to produce a high total return.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved by the Board. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

Notes to Schedule of Investments (unaudited)(continued)

(c)	Foreign Transactions-The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(d)	Forward Foreign Currency Exchange Contracts-Each Fund may enter into forward foreign currency exchange contracts in order to reduce its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or gain or reduce exposure to foreign currency for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates. As of September 30, 2013, only Bond Debenture and International Opportunities had open forward foreign currency exchange contracts.

(e)	Futures Contracts-Bond Debenture may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position for holding the underlying asset on which the instrument is based. Calibrated Dividend Growth may purchase and sell index future contracts to manage cash. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(f)	Repurchase Agreements-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(g)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions-Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its net asset value. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(h)	Mortgage Dollar Rolls-Total Return may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(i)	Floating Rate Loans-Bond Debenture and Total Return may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in

Notes to Schedule of Investments (unaudited)(continued)

the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which each Fund invests may be subject to some restrictions on resale. For example, each Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. Each Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, each Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between each Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, each Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of each Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. As of September 30, 2013, Bond Debenture had the following unfunded loan commitment:

Security Name
Diamond Foods, Inc. Revolver	$221,406
Total	$221,406

(j)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investment as of September 30, 2013 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the nine months then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3. DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Bond Debenture and International Opportunities entered into forward foreign currency exchange contracts during the period ended September 30, 2013 (as described in Note 2(d)). A forward foreign currency exchange contract reduces the Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. The Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged

Notes to Schedule of Investments (unaudited)(continued)

positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts.

Bond Debenture and Calibrated Dividend Growth entered into U.S. Treasury futures contracts and E-Mini S&P 500 index futures, respectively, for the period ended September 30, 2013 (as described in note 2(e)) to hedge against changes in interest rates and to manage cash. Bond Debenture bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. Calibrated Dividend Growth bears the risk that the underlying index will move unexpectedly, in which case the Fund may realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of September 30, 2013, Bond Debenture, Calibrated Dividend Growth and International Opportunities had the following derivatives, grouped into appropriate risk categories that illustrate how and why the Funds use derivative instruments:

	Bond Debenture			Calibrated Dividend Growth
Liability Derivatives	Interest Rate Contracts	Forward Foreign Currency Exchange Contracts	Fair Value	Interest Rate Contracts	Fair Value
Forward Foreign Currency Exchange Contracts	$—	$39,739	$39,739	$—	$—
Futures Contracts	515,587	—	515,587	4,819	4,819
Total	$515,587	$39,739	$555,326	$4,819	$4,819

	International Opportunities
Liability Derivatives	Interest Rate Contracts	Forward Foreign Currency Exchange Contracts	Fair Value
Forward Foreign Currency Exchange Contracts	$—	$103	$103
Total	$—	$103	$103

4. FEDERAL TAX INFORMATION

As of September 30, 2013, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Bond Debenture	Calibrated Dividend Growth	Classic Stock
Tax cost	$790,334,295	$109,474,081	$33,867,478
Gross unrealized gain	38,282,797	11,811,668	9,192,539
Gross unrealized loss	(15,204,092)	(1,293,194)	(794,636)
Net unrealized security gain	$23,078,705	$10,518,474	$8,397,903

	Developing Growth	Fundamental Equity	Growth and Income
Tax cost	$2,808,472	$370,248,941	$842,062,158
Gross unrealized gain	372,907	64,564,015	142,770,151
Gross unrealized loss	(21,889)	(2,058,464)	(5,427,716)
Net unrealized security gain	$351,018	$62,505,551	$137,342,435

Notes to Schedule of Investments (unaudited)(concluded)

	Growth Opportunities	International Core Equity	International Opportunities
Tax cost	$77,467,459	$22,019,149	$45,625,001
Gross unrealized gain	18,466,176	2,547,940	9,496,728
Gross unrealized loss	(579,147)	(176,991)	(1,233,897)
Net unrealized security gain	$17,887,029	$2,370,949	$8,262,831

	Mid Cap Stock	Total Return	Value Opportunities
Tax cost	$338,900,893	$148,778,179	$239,388
Gross unrealized gain	84,877,889	602,645	62,075
Gross unrealized loss	(4,730,265)	(1,765,813)	(4,149)
Net unrealized security gain (loss)	$80,147,624	$(1,163,168)	$57,926

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities, wash sales and amortization of premium.

Item 2: Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3: Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT SERIES FUND, INC.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: November 22, 2013

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: November 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: November 22, 2013

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: November 22, 2013